Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (42.1%)
U.S. Government Securities (19.6%)
	United States Treasury Note/Bond	1.250%	11/30/26	13,175	12,457
	United States Treasury Note/Bond	4.000%	1/15/27	26,000	25,874
	United States Treasury Note/Bond	1.875%	2/28/27	24,659	23,461
	United States Treasury Note/Bond	0.500%	4/30/27	12,038	11,043
	United States Treasury Note/Bond	2.750%	4/30/27	23,101	22,336
	United States Treasury Note/Bond	4.500%	5/15/27	16,000	16,083
	United States Treasury Note/Bond	0.375%	7/31/27	40,000	36,225
	United States Treasury Note/Bond	2.750%	7/31/27	41,400	39,880
	United States Treasury Note/Bond	0.500%	8/31/27	22,500	20,384
	United States Treasury Note/Bond	3.125%	8/31/27	43,000	41,770
	United States Treasury Note/Bond	3.375%	9/15/27	50,000	48,867
	United States Treasury Note/Bond	0.375%	9/30/27	16,301	14,668
	United States Treasury Note/Bond	0.750%	1/31/28	127,000	114,102
	United States Treasury Note/Bond	4.000%	2/29/28	23,700	23,493
	United States Treasury Note/Bond	1.250%	3/31/28	13,502	12,264
	United States Treasury Note/Bond	1.250%	5/31/28	13,706	12,380
	United States Treasury Note/Bond	1.250%	6/30/28	30,901	27,850
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	23,694
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	21,579
	United States Treasury Note/Bond	1.250%	9/30/28	22,714	20,301
	United States Treasury Note/Bond	1.375%	10/31/28	12,814	11,481
	United States Treasury Note/Bond	1.500%	11/30/28	22,454	20,170
	United States Treasury Note/Bond	4.375%	11/30/28	29,351	29,374
	United States Treasury Note/Bond	3.750%	12/31/28	17,218	16,836
	United States Treasury Note/Bond	4.000%	10/31/29	10,000	9,834
	United States Treasury Note/Bond	3.500%	1/31/30	14,754	14,159
	United States Treasury Note/Bond	4.000%	2/28/30	24,500	24,056
	United States Treasury Note/Bond	3.750%	5/31/30	12,047	11,663
	United States Treasury Note/Bond	4.000%	7/31/30	13,889	13,603
[1]	United States Treasury Note/Bond	4.125%	8/31/30	55,812	54,975
	United States Treasury Note/Bond	4.625%	9/30/30	22,935	23,157
	United States Treasury Note/Bond	4.875%	10/31/30	18,000	18,405
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	16,304
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,000
	United States Treasury Note/Bond	4.125%	3/31/31	20,000	19,644
	United States Treasury Note/Bond	4.625%	4/30/31	35,000	35,312
	United States Treasury Note/Bond	4.250%	6/30/31	35,000	34,573
	United States Treasury Note/Bond	4.125%	7/31/31	17,879	17,530
	United States Treasury Note/Bond	1.250%	8/15/31	20,000	16,325
	United States Treasury Note/Bond	1.375%	11/15/31	144,000	117,720
	United States Treasury Note/Bond	4.125%	11/30/31	21,500	21,050
	United States Treasury Note/Bond	1.875%	2/15/32	164,000	138,016
	United States Treasury Note/Bond	2.875%	5/15/32	60,000	53,925
	United States Treasury Note/Bond	2.750%	8/15/32	30,000	26,620
	United States Treasury Note/Bond	3.875%	8/15/33	13,540	12,893
	United States Treasury Note/Bond	4.500%	11/15/33	8,000	7,968
	United States Treasury Note/Bond	4.000%	2/15/34	8,000	7,664
	United States Treasury Note/Bond	1.125%	5/15/40	33,000	19,852
	United States Treasury Note/Bond	1.125%	8/15/40	5,646	3,366
	United States Treasury Note/Bond	1.375%	11/15/40	93,619	57,927
	United States Treasury Note/Bond	1.875%	2/15/41	31,566	21,134
	United States Treasury Note/Bond	4.750%	2/15/41	6,000	5,974
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	14,188
	United States Treasury Note/Bond	1.750%	8/15/41	12,580	8,142
	United States Treasury Note/Bond	3.750%	8/15/41	10,000	8,797
[1,2]	United States Treasury Note/Bond	2.000%	11/15/41	17,400	11,685
[2]	United States Treasury Note/Bond	2.375%	2/15/42	28,270	20,120
	United States Treasury Note/Bond	3.125%	2/15/42	8,081	6,482
	United States Treasury Note/Bond	2.750%	8/15/42	4,075	3,060
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	24,319
	United States Treasury Note/Bond	2.750%	11/15/42	6,900	5,153
	United States Treasury Note/Bond	3.875%	2/15/43	25,964	22,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	5/15/43	27,914	21,136
	United States Treasury Note/Bond	3.875%	5/15/43	18,104	15,943
	United States Treasury Note/Bond	3.625%	8/15/43	36,301	30,754
	United States Treasury Note/Bond	4.375%	8/15/43	14,898	14,025
	United States Treasury Note/Bond	3.750%	11/15/43	26,360	22,694
	United States Treasury Note/Bond	4.750%	11/15/43	19,100	18,867
	United States Treasury Note/Bond	3.625%	2/15/44	26,325	22,203
	United States Treasury Note/Bond	4.500%	2/15/44	20,700	19,768
	United States Treasury Note/Bond	3.375%	5/15/44	27,383	22,189
	United States Treasury Note/Bond	3.125%	8/15/44	14,250	11,062
	United States Treasury Note/Bond	4.125%	8/15/44	20,000	18,112
[3]	United States Treasury Note/Bond	3.000%	11/15/44	42,734	32,438
	United States Treasury Note/Bond	4.625%	11/15/44	5,752	5,579
	United States Treasury Note/Bond	2.500%	2/15/45	12,048	8,358
	United States Treasury Note/Bond	3.000%	5/15/45	34,200	25,842
	United States Treasury Note/Bond	2.500%	5/15/46	25,000	17,020
[4]	United States Treasury Note/Bond	2.250%	8/15/46	73,900	47,712
	United States Treasury Note/Bond	2.875%	11/15/46	19,250	13,986
	United States Treasury Note/Bond	3.000%	2/15/47	7,250	5,374
	United States Treasury Note/Bond	3.000%	5/15/47	15,000	11,091
	United States Treasury Note/Bond	2.750%	8/15/47	16,250	11,431
	United States Treasury Note/Bond	2.750%	11/15/47	20,500	14,388
	United States Treasury Note/Bond	3.000%	2/15/48	41,750	30,634
	United States Treasury Note/Bond	3.125%	5/15/48	32,090	24,047
	United States Treasury Note/Bond	3.000%	8/15/48	11,854	8,661
	United States Treasury Note/Bond	3.375%	11/15/48	22,301	17,426
	United States Treasury Note/Bond	3.000%	2/15/49	55,312	40,257
	United States Treasury Note/Bond	2.875%	5/15/49	37,162	26,362
	United States Treasury Note/Bond	2.250%	8/15/49	78,600	48,695
[2]	United States Treasury Note/Bond	2.375%	11/15/49	31,615	20,100
	United States Treasury Note/Bond	2.000%	2/15/50	75,709	43,982
[1]	United States Treasury Note/Bond	1.250%	5/15/50	32,724	15,523
	United States Treasury Note/Bond	1.375%	8/15/50	37,200	18,147
	United States Treasury Note/Bond	1.625%	11/15/50	11,000	5,739
	United States Treasury Note/Bond	1.875%	2/15/51	90,100	50,146
	United States Treasury Note/Bond	2.375%	5/15/51	49,000	30,839
	United States Treasury Note/Bond	2.000%	8/15/51	68,000	38,866
	United States Treasury Note/Bond	2.250%	2/15/52	19,500	11,831
	United States Treasury Note/Bond	3.000%	8/15/52	47,863	34,372
	United States Treasury Note/Bond	4.000%	11/15/52	10,871	9,478
	United States Treasury Note/Bond	3.625%	5/15/53	1,960	1,595
	United States Treasury Note/Bond	4.750%	11/15/53	20,997	20,790
	United States Treasury Note/Bond	4.625%	5/15/54	30	29
					2,500,571
Conventional Mortgage-Backed Securities (19.7%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	459	391
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,037	920
[5,6]	Freddie Mac Gold Pool	3.000%	8/1/47	180	154
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,322	1,174
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	3,287	3,053
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,416	1,366
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	465	464
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	71	73
[5]	Ginnie Mae I Pool	3.000%	4/15/45	115	102
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	40	37
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	36	36
[5]	Ginnie Mae I Pool	6.000%	7/15/37	22	23
[5,7]	Ginnie Mae II Pool	2.000%	11/20/50–1/15/55	85,729	68,409
[5]	Ginnie Mae II Pool	2.500%	6/20/50–6/20/52	87,662	73,022
[5]	Ginnie Mae II Pool	3.000%	5/20/43–4/20/52	83,883	72,744
[5,7]	Ginnie Mae II Pool	3.500%	9/20/47–1/15/55	67,362	60,451
[5]	Ginnie Mae II Pool	4.000%	11/20/42–10/20/52	49,166	45,413
[5,7]	Ginnie Mae II Pool	4.500%	4/20/48–1/15/55	57,800	54,807
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–1/15/55	72,402	70,373
[5,7]	Ginnie Mae II Pool	5.500%	4/20/53–1/15/55	80,195	80,282
[5,7]	Ginnie Mae II Pool	6.000%	9/20/53–1/15/55	51,943	52,798
[5,7]	Ginnie Mae II Pool	6.500%	9/20/53–1/15/55	24,558	25,426
[5,7]	Ginnie Mae II Pool	7.000%	8/20/54–1/15/55	6,663	6,837
[5,6,7]	UMBS Pool	1.500%	3/1/36–7/1/51	108,326	85,637

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6,7]	UMBS Pool	2.000%	10/1/35–4/1/52	472,349	379,466
[5,6,7]	UMBS Pool	2.500%	10/1/35–1/25/55	342,162	285,978
[5,6,7]	UMBS Pool	3.000%	2/1/37–1/25/55	308,815	266,898
[5,6,7]	UMBS Pool	3.500%	7/1/32–1/25/55	7,330	8,896
[5,6,7]	UMBS Pool	4.000%	10/1/37–1/25/55	194,978	179,826
[5,6,7]	UMBS Pool	4.500%	4/1/39–1/25/55	112,059	106,857
[5,6,7]	UMBS Pool	5.000%	8/1/39–1/25/55	148,957	144,848
[5,6,7]	UMBS Pool	5.500%	12/1/38–1/25/55	185,884	184,714
[5,6,7]	UMBS Pool	6.000%	1/1/53–1/25/55	149,463	151,263
[5,6,7]	UMBS Pool	6.500%	9/1/36–1/25/55	83,372	85,995
[5,6]	UMBS Pool	7.000%	6/1/54–12/1/54	18,579	19,262
					2,517,995
Nonconventional Mortgage-Backed Securities (2.8%)
[5,6]	Fannie Mae REMICS	3.000%	11/25/44–3/25/47	33,604	28,982
[5,6]	Fannie Mae REMICS	3.500%	3/25/43–5/25/47	42,512	38,681
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,459	3,330
[5,6]	Freddie Mac REMICS	1.000%	8/25/50	5,226	4,122
[5,6]	Freddie Mac REMICS	2.250%	8/25/49	35,232	30,088
[5,6]	Freddie Mac REMICS	2.500%	12/25/48–4/25/50	40,380	32,915
[5,6]	Freddie Mac REMICS	3.000%	2/15/44–4/15/46	100,717	86,063
[5,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	106,501	94,840
[5,6]	Freddie Mac REMICS	4.000%	2/15/48	24,651	22,417
[5]	Ginnie Mae REMICS	4.500%	5/20/52	16,624	15,309
					356,747
Total U.S. Government and Agency Obligations (Cost $5,545,743)					5,375,313
Asset-Backed/Commercial Mortgage-Backed Securities (9.9%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,246
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,141
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	916
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	604
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,493
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	874
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	624
[5,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	612
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	290	293
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	290	293
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/32	196	198
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	1,325	1,327
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	942	943
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	662	663
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/32	494	495
[5,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	960	959
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,277
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	4,220	4,269
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	5,940	5,634
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	1,080	1,093
[5,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	1,590	1,529
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,398
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	905
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	251
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	890	907
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,072
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	3,110	3,225
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	4,040	4,096
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.850%	6/20/30	2,690	2,707
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	604
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	500
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	18
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	550	517
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	650	634
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,224
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,212
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	9,240	8,315
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	1,630	1,365
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	8,300	7,414
[5]	BANK Series 2022-BNK41	3.790%	4/15/65	2,070	1,888
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	12,596
[5]	BANK Series 2024-5YR7	5.769%	6/15/57	13,140	13,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Series 2024-5YR9	5.614%	8/15/57	11,110	11,304
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	13,260	13,719
[5]	BANK Series 2024-BNK48	5.053%	10/15/57	11,500	11,320
[5]	BANK Series 2024-BNK48	5.355%	10/15/57	5,240	5,156
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,278
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,548
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	1,050	1,065
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	4,730	4,449
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	1,330	1,216
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	685
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	768
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	932
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	6,000	5,842
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	177
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	690	583
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,787
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	1,280	1,077
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	472
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	4,190	4,027
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	887
[5]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	10,860	11,192
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,440	4,583
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,380	2,388
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,746
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	4,500	4,696
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	2,010	2,035
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	9,900	10,116
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	5,730	5,855
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	4,920	4,253
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	6,500	6,233
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	2,970	2,644
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	178
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	11,472	10,870
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,730
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	5,000	5,139
[5]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	7,510	7,806
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	3,180	3,191
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,176
[5]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	6,550	6,688
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	3,600	3,784
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,390	2,434
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	12,320	12,637
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	15,130	15,649
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	4,370	4,438
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	3,160	3,181
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,240	1,259
[5,8]	BPR Trust Series 2023-BRK2	6.899%	10/5/38	2,800	2,880
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	4,650	4,200
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,061
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	890	890
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	870	870
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,596
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	2,979
[5]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	1,620	1,629
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	764
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	470	472
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	330	330
[5]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	7,810	7,809
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,530	1,525
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	490	488
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	540	539
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	430	428
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	3,080	3,063
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	193
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	304
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	1,510	1,437
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	28
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,825	7,530
[5]	CD Mortgage Trust Series 2018-CD7	4.842%	8/15/51	100	89
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	60	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,130
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	322
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	302
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	441
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	790	794
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	530	531
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/31	960	961
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	3,320	3,335
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	1,370	1,374
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	1,490	1,487
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/31	490	488
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	790	765
[5]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	3,670	3,665
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	19
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	54
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.254%	9/15/50	40	34
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	2,250	2,184
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	44
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	6,720	6,129
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,984
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,481
[5,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	3,120	3,160
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	4,432	4,407
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,540	4,619
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,411
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	74	73
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.510%	9/25/43	1,392	1,405
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.619%	1/25/44	3,657	3,661
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.669%	2/25/44	513	513
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	1,023	1,023
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.569%	7/25/44	2,832	2,834
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.719%	9/25/44	3,532	3,544
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	600	545
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	218
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	1,109	1,066
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	5,120	4,322
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	450	448
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	300	299
[5,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	180	180
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,807
[5,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	910	922
[5,8]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	560
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	3,408	3,157
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,075
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,412
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	3,400	3,375
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	3,630	3,594
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	5,290	5,192
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	19	18
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	1,150	1,157
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	820	824
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	2,280	2,270
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	2,330	2,315
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,028
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,603
[5]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	3,890	3,926
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,251
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,054
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	1,820	1,832
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	100
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	403
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	1,250	1,234
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	12,236	12,285
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	2,480	2,525
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,545
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,605
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,058
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,302
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	130	130
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,513
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	2,960	2,975
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	3,810	3,733
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	770	770
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	4,480	4,501
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	2,830	2,857
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	4,760	4,847
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	1,950	1,973
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	8,970	8,877
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	2,340	2,308
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	6,290	6,178
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	950	926
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.419%	11/25/43	874	883
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	2,453	2,470
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.819%	5/25/44	4,058	4,073
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	550	551
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.819%	3/25/44	2,354	2,363
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.819%	8/25/44	5,133	5,154
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	6,698	5,963
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,551	4,185
[5,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	20,571	20,629
[5,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	9,818	9,766
[5,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	28,819	28,777
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,820	1,844
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,630	1,642
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	950	960
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	2,600	2,582
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	5.320%	10/16/28	2,080	2,105
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	2,950	2,990
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,066
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	383
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	550	557
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	1,400	1,420
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	480	477
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	66
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	113
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,373
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,714
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	2,950	2,975
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	870
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,248
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	7,030	7,091
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	520	521
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	7,710	7,724
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	910	911
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	14,070	14,078
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	1,220	1,219
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	1,920	1,934
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.440%	9/10/47	150	116
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	142
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	2,470	2,216
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,580	2,236
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,682
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,930
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	2,020	2,029
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	1,280	1,290
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	13,340	13,276
[5]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	960	952
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,095
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,375
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	600	606
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,380	1,394
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	980	990
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	1,188	1,201
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	2,568	2,570
[5,8]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	1,100	1,115
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	1,100	1,107
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	1,630	1,649
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	600	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	1,850	1,851
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	1,040	1,041
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,501
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,739
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	5,998
[5]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	3,790	3,818
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,325
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,087
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	1,190	1,194
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	2,280	2,285
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	470	466
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	1,300	1,285
[5,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	5,200	5,135
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,512
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	57
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	48
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,440
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	1,030	1,042
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	560	566
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	330	333
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	280	285
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	980	970
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	1,060	1,048
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	860	849
[5,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	590	581
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,424
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	1,850	1,866
[5,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,516
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	3.981%	7/15/46	200	166
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,121
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	1,610	1,473
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	74,394	66,973
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	6,807	6,904
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	847	779
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,152
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	56	56
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.298%	3/15/72	391	393
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	860	869
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	3,320	3,307
[5]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	1,050	1,041
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,114	2,784
[5,8]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	1,780	1,795
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	5,930	5,962
[5,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	4,810	4,874
[5,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	3,238	3,217
[5,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	12,027	12,010
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	77,600	77,774
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,775
[5,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	1,540	1,530
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	136	130
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	96
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	115	114
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	99
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,574	1,465
[5,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,387	1,287
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	2,000	1,826
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	5,840	5,354
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	2,060	1,876
[5,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	10,378	10,513
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	334	337
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	368	372
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/32	208	210
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	850	857
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/32	520	524
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/32	630	634
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	310	309
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/33	490	489
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	630	629
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	843
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	1,050	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,516
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,217
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,259
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	1,490	1,519
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	1,620	1,667
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	4,120	4,174
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	4,420	4,481
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	4,670	4,748
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	3,990	4,002
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	4,270	4,265
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	2,890	2,876
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	9,660	9,589
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	7,740	7,663
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,064
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	970
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	943
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	539
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	690	691
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	9,251	9,243
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,074
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,931
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	898
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	1,300	1,313
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	750	759
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	880	891
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	990	1,004
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	2,570	2,558
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	1,330	1,318
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	2,110	2,085
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	31	31
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	90	89
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	127	124
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	8	8
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	11	11
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	8,160	8,259
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	4,520	4,598
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	8,030	8,183
[5]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	6,170	6,219
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,317
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	729
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	728
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	4,547	4,525
[5,8]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	5,640	5,599
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	3,330	3,382
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,247
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	6,850	6,830
[5]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	970	962
[5,8]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	2,420	2,452
[5,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	3,640	3,683
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	2,870	2,766
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	1,160	1,117
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	2,856	2,875
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	690	663
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	353	358
[5,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	850	854
[5,8]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	3,210	3,218
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	1,350	1,379
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	4,020	4,101
[5,8]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	7,730	7,754
[5,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,663
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,754
[5,8]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	4,470	4,514
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	3,820	3,871
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	1,090	1,094
[5]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	11,390	11,280
[5,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	470	455
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	860	860
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	4,260	4,287
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,190	1,190
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	2,130	2,068
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	29
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	5,940	5,815
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	730	710
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	8,990	9,024
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	926	873
[5]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	23,940	23,778
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,569
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,510
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	783
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,510	2,546
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	2,200	2,228
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,255,634)					1,256,478
Corporate Bonds (29.9%)
Communications (2.7%)
[8]	AMC Networks Inc.	10.250%	1/15/29	45	48
	AMC Networks Inc.	4.250%	2/15/29	76	59
	AppLovin Corp.	5.125%	12/1/29	10,990	10,954
	AT&T Inc.	4.500%	5/15/35	700	647
	AT&T Inc.	4.900%	8/15/37	500	471
	AT&T Inc.	4.300%	12/15/42	6,240	5,184
	AT&T Inc.	3.550%	9/15/55	4,238	2,854
	AT&T Inc.	3.800%	12/1/57	4,000	2,765
	AT&T Inc.	3.650%	9/15/59	8,837	5,850
[10]	Booking Holdings Inc.	4.000%	3/1/44	300	312
[8]	Cable One Inc.	4.000%	11/15/30	70	58
[8]	CCO Holdings LLC	4.750%	3/1/30	1,330	1,214
[8]	CCO Holdings LLC	4.250%	2/1/31	40	35
	CCO Holdings LLC	4.500%	5/1/32	30	26
	Charter Communications Operating LLC	4.200%	3/15/28	20	19
	Charter Communications Operating LLC	2.250%	1/15/29	200	176
	Charter Communications Operating LLC	6.100%	6/1/29	24,191	24,650
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	5,824
	Charter Communications Operating LLC	6.650%	2/1/34	9,000	9,262
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,432
	Charter Communications Operating LLC	6.484%	10/23/45	2,100	1,982
[11]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	2,751	2,478
	Comcast Corp.	6.550%	7/1/39	4,080	4,408
	Comcast Corp.	3.450%	2/1/50	1,500	1,026
	Comcast Corp.	2.650%	8/15/62	300	157
	Comcast Corp.	2.987%	11/1/63	5,000	2,814
[8]	Cox Communications Inc.	5.800%	12/15/53	4,710	4,292
[8]	CSC Holdings LLC	11.750%	1/31/29	90	89
[8]	CSC Holdings LLC	3.375%	2/15/31	100	71
[8]	Directv Financing LLC	5.875%	8/15/27	159	155
	Discovery Communications LLC	5.000%	9/20/37	1,600	1,329
	Discovery Communications LLC	6.350%	6/1/40	1,734	1,601
[8]	DISH Network Corp.	11.750%	11/15/27	225	238
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	125	123
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
	Grupo Televisa SAB	4.625%	1/30/26	4,500	4,404
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,507
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	63
[8]	Level 3 Financing Inc.	10.500%	5/15/30	70	76
[8]	Midcontinent Communications	8.000%	8/15/32	235	241
	Netflix Inc.	5.875%	11/15/28	58,569	60,662
	Netflix Inc.	6.375%	5/15/29	1,960	2,075
[8]	News Corp.	3.875%	5/15/29	540	501
[8]	Nexstar Media Inc.	4.750%	11/1/28	805	751
[8]	Outfront Media Capital LLC	7.375%	2/15/31	90	94
	Paramount Global	2.900%	1/15/27	1,525	1,458
	Paramount Global	4.950%	1/15/31	974	910
	Paramount Global	6.875%	4/30/36	830	843
	Paramount Global	5.850%	9/1/43	8,770	7,557
	Paramount Global	4.900%	8/15/44	11,705	8,877
	Paramount Global	4.600%	1/15/45	4,660	3,429
	Rogers Communications Inc.	5.000%	2/15/29	14,780	14,687
	Rogers Communications Inc.	3.800%	3/15/32	2,440	2,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.550%	3/15/52	2,040	1,627
[8]	Scripps Escrow Inc.	5.875%	7/15/27	315	254
[8]	Scripps Escrow II Inc.	3.875%	1/15/29	180	132
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	80	40
[8]	Sirius XM Radio LLC	5.000%	8/1/27	70	68
	Sprint Capital Corp.	6.875%	11/15/28	16,790	17,809
	Sprint LLC	7.625%	3/1/26	27,766	28,392
[8]	Sunrise FinCo I BV	4.875%	7/15/31	225	203
	Telefonica Emisiones SA	4.665%	3/6/38	4,056	3,598
	Time Warner Cable LLC	7.300%	7/1/38	4,890	4,977
	T-Mobile USA Inc.	6.000%	6/15/54	6,340	6,413
	T-Mobile USA Inc.	3.600%	11/15/60	99	65
	T-Mobile USA Inc.	5.800%	9/15/62	3,740	3,609
	Uber Technologies Inc.	4.300%	1/15/30	3,790	3,667
	Uber Technologies Inc.	4.800%	9/15/34	4,475	4,269
	Uber Technologies Inc.	5.350%	9/15/54	17,880	16,498
[8]	Univision Communications Inc.	8.000%	8/15/28	5	5
[8]	Univision Communications Inc.	4.500%	5/1/29	15	13
[8]	Univision Communications Inc.	7.375%	6/30/30	255	244
[8]	Univision Communications Inc.	8.500%	7/31/31	205	201
	Verizon Communications Inc.	4.329%	9/21/28	200	196
	Verizon Communications Inc.	3.400%	3/22/41	3,006	2,273
	Verizon Communications Inc.	3.850%	11/1/42	2,693	2,115
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,046
	Verizon Communications Inc.	2.987%	10/30/56	9,310	5,522
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,039
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,398
	Vodafone Group plc	6.150%	2/27/37	1,011	1,060
	Vodafone Group plc	5.750%	6/28/54	6,430	6,204
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	327
	Warnermedia Holdings Inc.	3.755%	3/15/27	7,360	7,091
	Warnermedia Holdings Inc.	5.050%	3/15/42	7,801	6,255
[8]	Windstream Services LLC	8.250%	10/1/31	40	41
[8]	WMG Acquisition Corp.	3.750%	12/1/29	840	774
					337,388
Consumer Discretionary (0.9%)
[8]	1011778 BC ULC	6.125%	6/15/29	515	517
[8]	1011778 BC ULC	5.625%	9/15/29	115	113
[8]	Amer Sports Co.	6.750%	2/16/31	60	61
	American Axle & Manufacturing Inc.	5.000%	10/1/29	195	178
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	920
[8]	Beacon Roofing Supply Inc.	6.500%	8/1/30	15	15
[8]	Belron UK Finance plc	5.750%	10/15/29	90	90
	BorgWarner Inc.	4.950%	8/15/29	2,550	2,535
[8]	Builders FirstSource Inc.	6.375%	3/1/34	215	212
[8]	Caesars Entertainment Inc.	6.500%	2/15/32	65	65
[8]	Carnival Corp.	5.750%	3/1/27	385	384
[8]	Carnival Corp.	4.000%	8/1/28	610	578
[8]	Carnival Corp.	6.000%	5/1/29	25	25
[8]	Carnival Corp.	10.500%	6/1/30	20	21
[8]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	140	149
[8]	Champ Acquisition Corp.	8.375%	12/1/31	30	31
[8]	Churchill Downs Inc.	5.500%	4/1/27	325	321
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	287
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	64
[8]	Clarios Global LP	8.500%	5/15/27	180	181
	Dana Inc.	4.250%	9/1/30	215	200
	Dana Inc.	4.500%	2/15/32	95	87
[8]	Flutter Treasury DAC	6.375%	4/29/29	100	101
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	67
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,075
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	97
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,000	1,916
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,653
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	574
[5,11]	Ford Motor Credit Co. LLC	5.625%	10/9/28	600	745
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,180	3,295
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	5.113%	5/3/29	700	681
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	216
	Ford Motor Credit Co. LLC	6.054%	11/5/31	11,025	10,937
[8]	Garda World Security Corp.	8.250%	8/1/32	210	213
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	200	203
	General Motors Co.	5.200%	4/1/45	1,600	1,385
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,585	12,457
	General Motors Financial Co. Inc.	6.050%	10/10/25	7,565	7,627
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,890
	General Motors Financial Co. Inc.	5.350%	7/15/27	4,520	4,564
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	906
	General Motors Financial Co. Inc.	5.550%	7/15/29	11,830	11,959
	General Motors Financial Co. Inc.	5.850%	4/6/30	3,780	3,863
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	4,912
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	355	326
[8]	Hanesbrands Inc.	9.000%	2/15/31	85	91
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	25
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	200	197
	Home Depot Inc.	4.950%	9/15/52	1,165	1,059
	Hyatt Hotels Corp.	5.250%	6/30/29	545	545
[8]	Lithia Motors Inc.	4.625%	12/15/27	180	174
[8]	Lithia Motors Inc.	3.875%	6/1/29	985	900
[8]	Lithia Motors Inc.	4.375%	1/15/31	165	150
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	910
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	14
	Lowe's Cos. Inc.	3.100%	5/3/27	880	851
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,646
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,443
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	70	71
	MGM Resorts International	6.500%	4/15/32	75	75
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	70
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	313
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	32
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	187
	Newell Brands Inc.	6.375%	9/15/27	118	119
	Newell Brands Inc.	6.625%	9/15/29	237	241
	Newell Brands Inc.	6.375%	5/15/30	30	30
	Newell Brands Inc.	6.625%	5/15/32	35	35
	Newell Brands Inc.	6.875%	4/1/36	50	51
	Newell Brands Inc.	7.000%	4/1/46	75	72
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	113
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	84
[8]	Phinia Inc.	6.625%	10/15/32	70	69
[10]	Richemont International Holding SA	1.125%	5/26/32	2,400	2,165
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	90	88
[8]	Saks Global Enterprises LLC	11.000%	12/15/29	125	120
	Service Corp. International	4.000%	5/15/31	20	18
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	100	101
[8]	Standard Building Solutions Inc.	6.500%	8/15/32	90	90
	Starbucks Corp.	3.500%	11/15/50	600	415
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	241
[8]	Studio City Finance Ltd.	5.000%	1/15/29	110	100
	Tapestry Inc.	5.100%	3/11/30	3,050	3,017
[5]	Toyota Motor Credit Corp.	4.600%	10/10/31	3,460	3,364
[8]	Vail Resorts Inc.	6.500%	5/15/32	215	217
[5,11]	Volkswagen Financial Services NV	5.875%	5/23/29	500	629
[5,10]	Volkswagen International Finance NV	3.875%	3/29/26	2,500	2,611
[10]	Volkswagen International Finance NV	3.500%	Perpetual	1,100	1,023
[10]	Volkswagen International Finance NV	3.875%	Perpetual	1,400	1,413
[8]	Wayfair LLC	7.250%	10/31/29	55	55
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	119
[8]	Wynn Macau Ltd.	5.625%	8/26/28	30	29
[8]	Wynn Macau Ltd.	5.125%	12/15/29	80	74
					112,951
Consumer Staples (1.2%)
	Altria Group Inc.	4.400%	2/14/26	2,570	2,558
	Altria Group Inc.	2.450%	2/4/32	2,945	2,421
	Altria Group Inc.	5.800%	2/14/39	2,000	1,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	3.400%	2/4/41	3,000	2,164
	Altria Group Inc.	5.375%	1/31/44	325	303
	Altria Group Inc.	5.950%	2/14/49	135	132
	Altria Group Inc.	4.450%	5/6/50	300	232
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	2,928
[5,10]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,900	1,858
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,238
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,035
	Avery Dennison Corp.	4.875%	12/6/28	4,082	4,070
	BAT Capital Corp.	3.215%	9/6/26	200	195
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,358
	BAT Capital Corp.	5.834%	2/20/31	14,980	15,309
	BAT Capital Corp.	4.742%	3/16/32	9,360	9,004
	BAT Capital Corp.	4.390%	8/15/37	12,490	10,772
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,112
	BAT Capital Corp.	4.540%	8/15/47	1,952	1,539
[5,10]	BAT Netherlands Finance BV	5.375%	2/16/31	600	681
[5,10]	British American Tobacco plc	3.000%	Perpetual	10,300	10,451
[10]	Coca-Cola Co.	3.750%	8/15/53	800	833
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,908
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	504
	JBS USA Holding Lux Sarl	6.750%	3/15/34	4,281	4,530
	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,540	8,298
[8]	KeHE Distributors LLC	9.000%	2/15/29	235	244
	Kenvue Inc.	5.100%	3/22/43	3,385	3,236
[5]	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	6,450	6,422
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,347
	Kroger Co.	2.200%	5/1/30	540	468
	Kroger Co.	5.500%	9/15/54	8,300	7,798
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,707
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	74
[8]	Performance Food Group Inc.	6.125%	9/15/32	160	160
	Philip Morris International Inc.	5.125%	2/15/30	2,610	2,624
[10]	Philip Morris International Inc.	0.800%	8/1/31	1,700	1,497
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,518
[10]	Philip Morris International Inc.	1.450%	8/1/39	2,300	1,674
	Philip Morris International Inc.	4.250%	11/10/44	2,050	1,672
[8]	Post Holdings Inc.	6.250%	2/15/32	110	109
[8]	Post Holdings Inc.	6.375%	3/1/33	240	235
[8]	Post Holdings Inc.	6.250%	10/15/34	70	68
	Tyson Foods Inc.	3.550%	6/2/27	10,800	10,479
[8]	US Foods Inc.	6.875%	9/15/28	25	26
[8]	US Foods Inc.	4.750%	2/15/29	89	85
[8]	US Foods Inc.	5.750%	4/15/33	105	102
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	90	89
					157,042
Energy (2.3%)
[8]	Antero Midstream Partners LP	6.625%	2/1/32	125	126
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	315	313
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	135	138
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	70	72
	Boardwalk Pipelines LP	4.800%	5/3/29	1,808	1,783
[5,10]	BP Capital Markets BV	0.933%	12/4/40	300	202
	Canadian Natural Resources Ltd.	6.250%	3/15/38	670	684
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	557
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,407
	Cenovus Energy Inc.	5.400%	6/15/47	595	529
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	662
	Cheniere Energy Inc.	4.625%	10/15/28	1,295	1,270
	Cheniere Energy Partners LP	4.000%	3/1/31	450	416
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,428
	Cheniere Energy Partners LP	5.950%	6/30/33	869	888
[8]	Civitas Resources Inc.	8.375%	7/1/28	95	99
[8]	Civitas Resources Inc.	8.625%	11/1/30	40	42
[8]	Civitas Resources Inc.	8.750%	7/1/31	65	68
[8]	CNX Resources Corp.	7.250%	3/1/32	90	91
	ConocoPhillips Co.	4.300%	11/15/44	265	221
	ConocoPhillips Co.	3.800%	3/15/52	1,000	730
	ConocoPhillips Co.	5.300%	5/15/53	1,985	1,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,138
	Coterra Energy Inc.	5.400%	2/15/35	12,460	12,077
	DCP Midstream Operating LP	5.625%	7/15/27	59	60
	Devon Energy Corp.	5.600%	7/15/41	200	185
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	205	213
	Diamondback Energy Inc.	5.200%	4/18/27	5,390	5,441
	Diamondback Energy Inc.	5.400%	4/18/34	16,940	16,661
	Diamondback Energy Inc.	5.750%	4/18/54	3,340	3,131
	Diamondback Energy Inc.	5.900%	4/18/64	5,640	5,289
[8]	DT Midstream Inc.	4.125%	6/15/29	455	426
	Enbridge Inc.	1.600%	10/4/26	3,248	3,075
	Enbridge Inc.	3.125%	11/15/29	450	412
	Enbridge Inc.	6.700%	11/15/53	5,995	6,501
	Energy Transfer LP	4.400%	3/15/27	6,067	6,008
	Energy Transfer LP	3.750%	5/15/30	1,420	1,324
	Energy Transfer LP	5.750%	2/15/33	2,470	2,499
	Energy Transfer LP	6.050%	6/1/41	700	696
	Energy Transfer LP	6.500%	2/1/42	1,400	1,449
	Energy Transfer LP	5.300%	4/1/44	1,825	1,630
	Energy Transfer LP	5.150%	3/15/45	1,520	1,329
	Energy Transfer LP	6.250%	4/15/49	400	401
	Energy Transfer LP	5.950%	5/15/54	11,400	10,981
	Enterprise Products Operating LLC	5.950%	2/1/41	380	389
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,146
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,839
	Enterprise Products Operating LLC	4.900%	5/15/46	860	765
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	717
	EOG Resources Inc.	4.375%	4/15/30	430	418
	EOG Resources Inc.	5.650%	12/1/54	9,680	9,475
[8]	EQM Midstream Partners LP	7.500%	6/1/27	170	173
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	157
[8]	EQM Midstream Partners LP	7.500%	6/1/30	147	157
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	6,158	5,839
	Genesis Energy LP	8.250%	1/15/29	90	91
	Genesis Energy LP	8.000%	5/15/33	105	103
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	665	657
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	390	378
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,315
	Hess Corp.	7.875%	10/1/29	3,382	3,761
	Hess Corp.	7.300%	8/15/31	185	205
[8]	Hess Midstream Operations LP	6.500%	6/1/29	80	81
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	76
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	88
[8]	Kinetik Holdings LP	6.625%	12/15/28	70	71
[8]	Kinetik Holdings LP	5.875%	6/15/30	20	20
	MPLX LP	1.750%	3/1/26	977	943
[8]	Noble Finance II LLC	8.000%	4/15/30	45	45
	NuStar Logistics LP	6.375%	10/1/30	230	231
	Occidental Petroleum Corp.	5.500%	12/1/25	2,465	2,471
	Occidental Petroleum Corp.	5.000%	8/1/27	5,375	5,382
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,920
	Occidental Petroleum Corp.	5.200%	8/1/29	6,700	6,648
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,272
	Occidental Petroleum Corp.	6.450%	9/15/36	440	450
	Occidental Petroleum Corp.	6.600%	3/15/46	160	162
	Occidental Petroleum Corp.	6.050%	10/1/54	630	592
	ONEOK Inc.	5.650%	11/1/28	3,725	3,801
	ONEOK Inc.	3.400%	9/1/29	500	465
	ONEOK Inc.	5.800%	11/1/30	301	310
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,345
	Ovintiv Inc.	5.650%	5/15/25	6,685	6,698
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	603
[5]	Petronas Capital Ltd.	3.500%	3/18/25	17,426	17,370
[5]	Petronas Capital Ltd.	3.500%	4/21/30	8,440	7,813
	Phillips 66 Co.	5.650%	6/15/54	6,210	5,859
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,593
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	930
	Plains All American Pipeline LP	4.900%	2/15/45	410	347
	Range Resources Corp.	8.250%	1/15/29	135	139
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	5,360	5,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	10,405	10,076
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	7,870	7,909
[5]	Shell Finance US Inc.	4.550%	8/12/43	500	436
[5]	Shell Finance US Inc.	4.375%	5/11/45	500	418
[5]	Shell Finance US Inc.	3.750%	9/12/46	550	412
	Shell International Finance BV	3.125%	11/7/49	1,300	855
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	161	166
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	50	51
	Suncor Energy Inc.	3.750%	3/4/51	1,168	819
[8]	Sunoco LP	7.000%	9/15/28	255	261
[8]	Tallgrass Energy Partners LP	7.375%	2/15/29	195	196
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	175	166
	Targa Resources Corp.	5.200%	7/1/27	2,470	2,485
	Targa Resources Corp.	6.150%	3/1/29	8,675	8,999
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,350
	Targa Resources Corp.	6.500%	3/30/34	8,360	8,838
	Targa Resources Partners LP	6.875%	1/15/29	655	670
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,449
	TotalEnergies Capital SA	5.275%	9/10/54	7,350	6,803
[5,10]	TotalEnergies SE	2.000%	Perpetual	3,500	3,493
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	683
	TransCanada PipeLines Ltd.	4.100%	4/15/30	11,480	10,896
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	926
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	73
[8]	Transocean Inc.	8.250%	5/15/29	50	49
[8]	Transocean Inc.	8.750%	2/15/30	157	162
[8]	Transocean Inc.	8.500%	5/15/31	210	206
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	45	46
[8]	Valaris Ltd.	8.375%	4/30/30	220	222
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	436
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	85	86
[8]	Venture Global LNG Inc.	8.125%	6/1/28	75	78
[8]	Venture Global LNG Inc.	9.500%	2/1/29	400	442
[8]	Venture Global LNG Inc.	7.000%	1/15/30	60	61
[8]	Venture Global LNG Inc.	8.375%	6/1/31	35	36
[8]	Venture Global LNG Inc.	9.875%	2/1/32	235	258
[8]	Viper Energy Inc.	7.375%	11/1/31	105	110
[8]	Vital Energy Inc.	7.750%	7/31/29	70	69
[8]	Vital Energy Inc.	7.875%	4/15/32	145	139
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,172
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,566
	Williams Cos. Inc.	5.150%	3/15/34	4,005	3,890
	Williams Cos. Inc.	6.300%	4/15/40	200	208
	Williams Cos. Inc.	5.100%	9/15/45	535	479
					292,173
Financials (12.7%)
[5,10]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,373
[5,10]	ABN AMRO Bank NV	5.500%	9/21/33	1,500	1,646
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,222
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,117
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	105	104
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	170	171
[5,10]	Allianz SE	4.597%	9/7/38	1,200	1,293
	Allstate Corp.	5.250%	3/30/33	2,457	2,449
	Allstate Corp.	5.350%	6/1/33	2,532	2,547
	American Express Co.	5.284%	7/26/35	30,141	29,789
[8]	AmWINS Group Inc.	6.375%	2/15/29	165	166
[8]	AmWINS Group Inc.	4.875%	6/30/29	25	23
	Aon Global Ltd.	4.600%	6/14/44	478	404
	Aon Global Ltd.	4.750%	5/15/45	505	434
	Aon North America Inc.	5.150%	3/1/29	14,080	14,127
	Aon North America Inc.	5.750%	3/1/54	11,280	10,998
	Apollo Global Management Inc.	5.800%	5/21/54	9,832	9,859
	Apollo Global Management Inc.	6.000%	12/15/54	6,953	6,865
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,409
	Ares Capital Corp.	5.950%	7/15/29	6,840	6,920
[8]	Ares Strategic Income Fund	5.700%	3/15/28	5,956	5,955
[8]	Ares Strategic Income Fund	6.350%	8/15/29	851	866
[8]	Ares Strategic Income Fund	5.600%	2/15/30	2,422	2,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	Argenta Spaarbank NV	1.000%	1/29/27	2,800	2,780
	Arthur J Gallagher & Co.	4.600%	12/15/27	8,476	8,441
	Assurant Inc.	4.900%	3/27/28	591	589
	Athene Holding Ltd.	6.250%	4/1/54	7,860	7,883
	Athene Holding Ltd.	6.625%	10/15/54	16,864	16,818
[10]	Athora Holding Ltd.	6.625%	6/16/28	2,400	2,696
[5,11]	Aviva plc	6.875%	5/20/58	1,200	1,514
[8]	Banco de Credito del Peru S.A.	5.800%	3/10/35	3,600	3,519
	Banco Santander SA	6.527%	11/7/27	4,800	4,936
[5]	Banco Santander SA	5.365%	7/15/28	9,200	9,263
	Banco Santander SA	5.588%	8/8/28	3,000	3,039
	Banco Santander SA	6.607%	11/7/28	2,000	2,102
	Banco Santander SA	6.921%	8/8/33	2,000	2,103
	Bank of America Corp.	5.933%	9/15/27	17,000	17,296
[5]	Bank of America Corp.	3.705%	4/24/28	244	238
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,388
	Bank of America Corp.	5.202%	4/25/29	4,840	4,863
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	7,786
	Bank of America Corp.	2.299%	7/21/32	3,000	2,501
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	8,106
	Bank of America Corp.	4.571%	4/27/33	5,500	5,230
	Bank of America Corp.	5.518%	10/25/35	18,190	17,853
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,611
[5]	Bank of America Corp.	2.676%	6/19/41	4,700	3,252
	Bank of America Corp.	3.311%	4/22/42	1,700	1,271
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,100	14,154
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,097	6,081
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,270	6,777
[5]	Bank of New York Mellon Corp.	5.188%	3/14/35	7,030	6,949
	Barclays plc	5.304%	8/9/26	3,400	3,405
	Barclays plc	5.674%	3/12/28	15,460	15,641
	Barclays plc	7.385%	11/2/28	2,000	2,119
[11]	Barclays plc	3.750%	11/22/30	3,100	3,812
[10]	Barclays plc	4.506%	1/31/33	1,600	1,752
	Barclays plc	7.437%	11/2/33	2,309	2,542
	Barclays plc	3.330%	11/24/42	4,060	2,935
	BlackRock Funding Inc.	5.350%	1/8/55	14,832	14,170
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	17,954	17,851
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	7,437	7,348
[5,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	4,097
[5,11]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	1,300	1,465
[10]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	828
	Blue Owl Capital Corp.	5.950%	3/15/29	13,131	13,182
[5,10]	BNP Paribas SA	0.500%	9/1/28	3,600	3,478
[8]	BNP Paribas SA	5.283%	11/19/30	7,830	7,747
[5,10]	BNP Paribas SA	2.500%	3/31/32	2,200	2,217
[11]	BPCE SA	2.500%	11/30/32	6,100	6,950
[5,10]	CA Auto Bank SpA	4.375%	6/8/26	1,300	1,369
[5,10]	CaixaBank SA	1.250%	6/18/31	2,400	2,422
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,664
	Capital One Financial Corp.	5.700%	2/1/30	5,550	5,626
	Capital One Financial Corp.	3.273%	3/1/30	5,000	4,617
[5]	Capital One Financial Corp.	7.624%	10/30/31	9,280	10,236
[5,10]	Castellum AB	4.125%	12/10/30	500	522
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,372
	Charles Schwab Corp.	6.136%	8/24/34	16,597	17,393
	Chubb INA Holdings LLC	4.350%	11/3/45	1,710	1,456
[5]	Citibank NA	5.570%	4/30/34	13,317	13,475
	Citigroup Inc.	3.200%	10/21/26	1,524	1,483
	Citigroup Inc.	4.450%	9/29/27	1,907	1,880
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,176
	Citigroup Inc.	4.542%	9/19/30	28,220	27,408
	Citigroup Inc.	6.174%	5/25/34	5,040	5,131
	Citigroup Inc.	5.827%	2/13/35	6,040	6,010
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,251
	Citigroup Inc.	4.650%	7/30/45	2,316	2,015
	Citigroup Inc.	4.650%	7/23/48	1,000	857
[5,11]	Close Brothers Finance plc	1.625%	12/3/30	2,700	2,584
	Cooperatieve Rabobank UA	4.494%	10/17/29	3,480	3,412
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,194
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,878
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,915
[10]	Credit Agricole Assurances SA	1.500%	10/6/31	2,200	1,962
[10]	Credit Agricole Assurances SA	2.625%	1/29/48	800	803
[8]	Credit Agricole SA	4.631%	9/11/28	3,940	3,889
[5,10]	Credit Mutuel Arkea SA	3.375%	3/11/31	400	403
	Credit Suisse USA LLC	7.125%	7/15/32	7,380	8,164
[10]	Crelan SA	5.250%	1/23/32	3,000	3,374
[8]	Danske Bank A/S	5.427%	3/1/28	3,220	3,247
[5,10]	Danske Bank A/S	1.000%	5/15/31	9,700	9,774
	Deutsche Bank AG	5.706%	2/8/28	3,540	3,577
	Deutsche Bank AG	6.720%	1/18/29	1,000	1,037
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,046
	Deutsche Bank AG	4.999%	9/11/30	2,500	2,443
[5,10]	Deutsche Bank AG	5.625%	5/19/31	6,700	7,075
[5,10]	Deutsche Bank AG	4.000%	6/24/32	2,200	2,278
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,059
[10]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	3,200	3,154
	Equitable Holdings Inc.	5.000%	4/20/48	197	175
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,018
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,770
	Fifth Third Bancorp	6.339%	7/27/29	17,515	18,161
	Fifth Third Bancorp	4.895%	9/6/30	8,310	8,194
[8]	Focus Financial Partners LLC	6.750%	9/15/31	105	104
	GATX Corp.	3.250%	9/15/26	2,139	2,084
	GATX Corp.	4.550%	11/7/28	464	456
	GATX Corp.	4.700%	4/1/29	1,088	1,071
[5,10]	Generali	2.124%	10/1/30	1,000	975
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	134
[8]	GGAM Finance Ltd.	8.000%	6/15/28	95	100
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	11,950	13,237
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,594
	Goldman Sachs Group Inc.	4.692%	10/23/30	8,160	7,991
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,362
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,504
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,500	2,549
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	2,280	2,015
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,580	1,392
	Goldman Sachs Group Inc.	5.561%	11/19/45	30,260	29,207
[10]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	500	535
[5,10]	Heimstaden Bostad Treasury BV	1.000%	4/13/28	700	662
[5,10]	Heimstaden Bostad Treasury BV	1.625%	10/13/31	500	440
[10]	Helvetia Europe SA	2.750%	9/30/41	500	478
[8]	Howden UK Refinance plc	7.250%	2/15/31	75	76
[8]	Howden UK Refinance plc	8.125%	2/15/32	95	97
	HSBC Holdings plc	5.887%	8/14/27	17,845	18,095
	HSBC Holdings plc	5.130%	11/19/28	8,159	8,154
[5]	HSBC Holdings plc	4.583%	6/19/29	348	341
[5]	HSBC Holdings plc	3.973%	5/22/30	9,998	9,441
	HSBC Holdings plc	5.286%	11/19/30	9,220	9,152
	HSBC Holdings plc	2.804%	5/24/32	8,225	6,987
[10]	HSBC Holdings plc	6.364%	11/16/32	4,900	5,460
	HSBC Holdings plc	5.874%	11/18/35	17,990	17,561
[5,11]	HSBC Holdings plc	7.000%	4/7/38	1,500	1,977
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,106
[8]	HUB International Ltd.	7.250%	6/15/30	45	46
[8]	HUB International Ltd.	7.375%	1/31/32	45	46
	Huntington Bancshares Inc.	6.208%	8/21/29	18,440	19,026
	Huntington Bancshares Inc.	5.272%	1/15/31	5,800	5,799
	Huntington Bancshares Inc.	5.709%	2/2/35	19,247	19,219
	Huntington Bancshares Inc.	2.487%	8/15/36	3,140	2,542
	Huntington Bancshares Inc.	6.141%	11/18/39	7,930	7,955
[10]	ING Groep NV	1.000%	11/13/30	3,500	3,546
	Intercontinental Exchange Inc.	3.625%	9/1/28	2,460	2,359
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,428
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	583
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	318
[5,11]	Intesa Sanpaolo SpA	6.625%	5/31/33	3,500	4,604
	Invesco Finance plc	5.375%	11/30/43	590	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	JAB Holdings BV	5.000%	6/12/33	2,000	2,259
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,920
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,976
	JPMorgan Chase & Co.	4.505%	10/22/28	15,720	15,579
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,362
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,497
	JPMorgan Chase & Co.	4.603%	10/22/30	9,880	9,692
	JPMorgan Chase & Co.	5.294%	7/22/35	2,000	1,979
	JPMorgan Chase & Co.	4.946%	10/22/35	23,730	22,872
	JPMorgan Chase & Co.	6.400%	5/15/38	2,400	2,617
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,106
	JPMorgan Chase & Co.	5.500%	10/15/40	950	943
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	9,864	7,292
	JPMorgan Chase & Co.	5.600%	7/15/41	1,341	1,352
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	1,764
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,568
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	335	261
	KeyBank NA	5.000%	1/26/33	3,075	2,945
	KeyCorp	6.401%	3/6/35	2,420	2,519
	M&T Bank Corp.	7.413%	10/30/29	9,738	10,430
	M&T Bank Corp.	6.082%	3/13/32	23,546	24,099
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,723
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,887	3,738
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,233
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,790
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	3,997
	MetLife Inc.	4.875%	11/13/43	2,000	1,813
	MetLife Inc.	5.000%	7/15/52	2,000	1,806
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	4,200	4,232
	Morgan Stanley	3.950%	4/23/27	3,307	3,239
	Morgan Stanley	2.475%	1/21/28	3,500	3,333
[5]	Morgan Stanley	5.652%	4/13/28	10,920	11,097
[5]	Morgan Stanley	3.591%	7/22/28	6,241	6,018
	Morgan Stanley	5.123%	2/1/29	3,150	3,156
	Morgan Stanley	4.654%	10/18/30	15,500	15,168
[5]	Morgan Stanley	2.511%	10/20/32	6,770	5,667
	Morgan Stanley	4.889%	7/20/33	2,000	1,936
	Morgan Stanley	6.627%	11/1/34	4,000	4,294
[5,11]	Morgan Stanley	5.213%	10/24/35	1,300	1,582
	Morgan Stanley	5.948%	1/19/38	8,690	8,700
[5]	Morgan Stanley	3.971%	7/22/38	1,000	849
	Morgan Stanley	3.217%	4/22/42	1,000	740
	Morgan Stanley	6.375%	7/24/42	1,000	1,080
	Morgan Stanley	5.516%	11/19/55	41,990	40,480
[5]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,660
	Nasdaq Inc.	5.350%	6/28/28	5,079	5,149
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,122
	Nasdaq Inc.	3.950%	3/7/52	665	493
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,033
[8]	National Australia Bank Ltd.	2.990%	5/21/31	3,510	3,035
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	110	110
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	73	68
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	88
[5,10]	Nationwide Building Society	3.828%	7/24/32	6,400	6,782
	NatWest Group plc	5.583%	3/1/28	5,640	5,704
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,123
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,365
	Navient Corp.	4.875%	3/15/28	20	19
	Navient Corp.	9.375%	7/25/30	80	86
[5,10]	NIBC Bank NV	6.000%	11/16/28	4,200	4,772
	Nomura Holdings Inc.	5.594%	7/2/27	9,658	9,773
	Nomura Holdings Inc.	5.783%	7/3/34	9,480	9,570
	OneMain Finance Corp.	3.500%	1/15/27	305	290
	OneMain Finance Corp.	7.125%	11/15/31	160	163
[8]	Panther Escrow Issuer LLC	7.125%	6/1/31	130	131
[8]	Penske Truck Leasing Co. LP	4.000%	7/15/25	2,730	2,715
[8]	Penske Truck Leasing Co. LP	5.350%	1/12/27	4,190	4,219
[5]	PNC Bank NA	2.700%	10/22/29	6,190	5,559
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,950	19,202
	PNC Financial Services Group Inc.	5.068%	1/24/34	8,167	7,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	5.939%	8/18/34	3,840	3,949
	PNC Financial Services Group Inc.	6.875%	10/20/34	7,500	8,177
	PNC Financial Services Group Inc.	5.676%	1/22/35	8,615	8,704
[8]	Protective Life Corp.	4.300%	9/30/28	85	83
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,212
	Prudential Financial Inc.	3.935%	12/7/49	2,530	1,911
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	406
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,000	722
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,647
[10]	Raiffeisen Bank International AG	2.875%	6/18/32	1,000	996
[10]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	5,200	5,693
	Regions Financial Corp.	5.722%	6/6/30	26,898	27,239
	Regions Financial Corp.	5.502%	9/6/35	29,960	29,231
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,516
[11]	Rothesay Life plc	3.375%	7/12/26	1,942	2,362
[5,11]	Rothesay Life plc	7.734%	5/16/33	300	399
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,289
[5]	Royal Bank of Canada	4.522%	10/18/28	14,779	14,646
[5]	Royal Bank of Canada	4.969%	8/2/30	10,841	10,767
[5]	Royal Bank of Canada	4.650%	10/18/30	12,580	12,315
[8]	Ryan Specialty LLC	5.875%	8/1/32	205	203
[8]	Shift4 Payments LLC	6.750%	8/15/32	40	41
	State Street Corp.	4.530%	2/20/29	5,100	5,041
	State Street Corp.	4.675%	10/22/32	11,790	11,449
	State Street Corp.	6.123%	11/21/34	6,555	6,821
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,220
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	414
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	195
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,602
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	20,219	20,430
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	8,197	8,230
[8]	Swedbank AB	4.998%	11/20/29	6,030	6,010
[5,10]	Swedbank AB	3.625%	8/23/32	6,300	6,578
	Synovus Bank	5.625%	2/15/28	2,000	2,003
	Synovus Financial Corp.	6.168%	11/1/30	13,078	13,186
	Toronto-Dominion Bank	4.783%	12/17/29	15,730	15,515
	UBS AG	7.500%	2/15/28	1,500	1,606
	UBS AG	5.650%	9/11/28	2	2
[8]	UBS Group AG	6.327%	12/22/27	12,060	12,365
[8]	UBS Group AG	4.282%	1/9/28	15,440	15,079
[8]	UBS Group AG	4.253%	3/23/28	3,370	3,274
[8]	UBS Group AG	5.617%	9/13/30	7,370	7,486
[8]	UBS Group AG	3.091%	5/14/32	5,980	5,207
[5]	US Bancorp	3.900%	4/26/28	300	291
[5]	US Bancorp	4.548%	7/22/28	6,498	6,439
	US Bancorp	5.775%	6/12/29	21,830	22,341
[10]	US Bancorp	4.009%	5/21/32	5,400	5,747
	US Bancorp	5.850%	10/21/33	1,000	1,023
	US Bancorp	4.839%	2/1/34	4,700	4,491
	US Bancorp	5.836%	6/12/34	6,120	6,237
[8]	USI Inc.	7.500%	1/15/32	60	62
[8]	UWM Holdings LLC	6.625%	2/1/30	85	84
	Wells Fargo & Co.	3.000%	10/23/26	545	528
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,220
[5]	Wells Fargo & Co.	2.393%	6/2/28	8,410	7,919
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,062
[5]	Wells Fargo & Co.	3.350%	3/2/33	8,220	7,197
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	1,996
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,385
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	602
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	401
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	626
[5]	Wells Fargo Bank NA	6.600%	1/15/38	400	436
	Westpac Banking Corp.	2.963%	11/16/40	1,175	835
	Willis North America Inc.	3.875%	9/15/49	680	498
					1,622,373
Health Care (1.2%)
	AbbVie Inc.	4.050%	11/21/39	8,632	7,374
	AbbVie Inc.	4.875%	11/14/48	2,395	2,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.250%	11/21/49	725	590
	AbbVie Inc.	5.500%	3/15/64	3,000	2,865
[5]	Allina Health System	3.887%	4/15/49	1,135	860
	Amgen Inc.	3.150%	2/21/40	2,250	1,671
	Amgen Inc.	4.950%	10/1/41	8,375	7,545
	Amgen Inc.	5.750%	3/2/63	1,740	1,666
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	89	93
[10]	Bayer AG	1.125%	1/6/30	800	739
[10]	Bayer AG	0.625%	7/12/31	600	512
[5,10]	Bayer AG	1.375%	7/6/32	900	784
[10]	Bayer AG	1.000%	1/12/36	800	601
[10]	Becton Dickinson & Co.	3.519%	2/8/31	4,600	4,836
	Becton Dickinson & Co.	4.669%	6/6/47	300	256
[10]	Becton Dickinson Euro Finance Sarl	4.029%	6/7/36	2,100	2,239
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,240
	Cardinal Health Inc.	5.750%	11/15/54	16,320	15,609
	Cencora Inc.	4.625%	12/15/27	3,990	3,989
	Cencora Inc.	4.300%	12/15/47	3,400	2,743
	Centene Corp.	2.450%	7/15/28	2,990	2,694
	Centene Corp.	3.000%	10/15/30	2	2
[5]	CHRISTUS Health	4.341%	7/1/28	200	196
	Cigna Group	1.250%	3/15/26	624	599
	Cigna Group	3.400%	3/15/50	1,550	1,017
[5]	City of Hope	4.378%	8/15/48	80	64
[8]	Community Health Systems Inc.	10.875%	1/15/32	135	139
	CVS Health Corp.	3.250%	8/15/29	20	18
	CVS Health Corp.	4.780%	3/25/38	21,147	18,263
[8]	DaVita Inc.	3.750%	2/15/31	165	143
[8]	DaVita Inc.	6.875%	9/1/32	175	176
	DH Europe Finance II Sarl	2.600%	11/15/29	500	452
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,931
	Elevance Health Inc.	5.150%	6/15/29	4,745	4,772
	Elevance Health Inc.	3.125%	5/15/50	1,000	636
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,108
	Elevance Health Inc.	5.700%	2/15/55	16,745	16,123
[8]	Endo Finance Holdings Inc.	8.500%	4/15/31	140	148
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,531
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,328
	HCA Inc.	5.250%	6/15/26	757	759
	HCA Inc.	5.450%	4/1/31	10,150	10,127
	HCA Inc.	4.625%	3/15/52	2,595	2,025
	HCA Inc.	6.000%	4/1/54	3,680	3,505
[8]	LifePoint Health Inc.	11.000%	10/15/30	85	93
[8]	Medline Borrower LP	3.875%	4/1/29	108	100
[8]	Medline Borrower LP	6.250%	4/1/29	75	76
[8]	Medline Borrower LP	5.250%	10/1/29	75	72
	Medtronic Inc.	4.625%	3/15/45	305	271
	Merck & Co. Inc.	5.150%	5/17/63	4,260	3,883
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	789
[10]	MSD Netherlands Capital BV	3.750%	5/30/54	1,300	1,326
[8]	Organon & Co.	4.125%	4/30/28	243	228
[8]	Organon & Co.	5.125%	4/30/31	25	22
[8]	Organon & Co.	6.750%	5/15/34	75	75
[8]	Organon & Co.	7.875%	5/15/34	25	26
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,507
	Quest Diagnostics Inc.	4.200%	6/30/29	3,006	2,914
	Revvity Inc.	3.300%	9/15/29	4,278	3,948
[8]	Star Parent Inc.	9.000%	10/1/30	130	135
[10]	Stryker Corp.	3.375%	9/11/32	1,300	1,359
[10]	Stryker Corp.	3.625%	9/11/36	1,100	1,146
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	214
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	230
	Tenet Healthcare Corp.	4.250%	6/1/29	118	111
	Tenet Healthcare Corp.	6.750%	5/15/31	245	248
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	345	331
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	85	83
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	109	78
	UnitedHealth Group Inc.	3.875%	12/15/28	95	92
	UnitedHealth Group Inc.	2.750%	5/15/40	850	598
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	2,909

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Acquisition Sub Inc.	3.950%	6/15/26	121	119
[10]	Zimmer Biomet Holdings Inc.	3.518%	12/15/32	1,400	1,455
	Zoetis Inc.	4.700%	2/1/43	1,820	1,617
					157,171
Industrials (2.1%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	90
[8]	Air Canada	3.875%	8/15/26	390	379
	Allegion plc	3.500%	10/1/29	3,694	3,451
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	194
[8]	American Airlines Inc.	5.500%	4/20/26	228	227
[8]	American Airlines Inc.	7.250%	2/15/28	103	105
[8]	American Airlines Inc.	5.750%	4/20/29	753	747
[8]	American Airlines Inc.	8.500%	5/15/29	278	292
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	110	105
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	105
[8]	Arcosa Inc.	6.875%	8/15/32	40	41
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,258
[5,10]	Ayvens SA	4.875%	10/6/28	3,300	3,603
[10]	Ayvens SA	4.000%	1/24/31	2,400	2,563
	Boeing Co.	2.750%	2/1/26	2,330	2,273
	Boeing Co.	5.040%	5/1/27	12,530	12,558
	Boeing Co.	6.298%	5/1/29	590	612
	Boeing Co.	5.150%	5/1/30	3,745	3,695
	Boeing Co.	3.625%	2/1/31	4,665	4,234
	Boeing Co.	6.388%	5/1/31	8,873	9,274
	Boeing Co.	6.528%	5/1/34	9,907	10,374
	Boeing Co.	5.705%	5/1/40	1,650	1,570
	Boeing Co.	6.858%	5/1/54	6,070	6,446
	Boeing Co.	7.008%	5/1/64	2,800	2,973
[8]	Bombardier Inc.	7.250%	7/1/31	90	93
[8]	Bombardier Inc.	7.000%	6/1/32	90	92
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	5,800	5,937
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	913
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,646	3,574
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,131
[8]	Chart Industries Inc.	7.500%	1/1/30	60	62
[8]	Chart Industries Inc.	9.500%	1/1/31	40	43
	CSX Corp.	4.750%	11/15/48	2,000	1,759
	CSX Corp.	3.800%	4/15/50	900	677
	CSX Corp.	4.250%	11/1/66	4,000	3,023
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,669
[8]	Delta Air Lines Inc.	4.750%	10/20/28	20,587	20,301
	Delta Air Lines Inc.	3.750%	10/28/29	228	213
[5,10]	Deutsche Lufthansa AG	2.875%	5/16/27	2,000	2,056
[5,10]	easyJet plc	3.750%	3/20/31	2,025	2,130
[8]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	18,851
[8]	Gates Corp.	6.875%	7/1/29	85	86
[5,10]	General Electric Co.	4.125%	9/19/35	1,400	1,529
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	180	181
[8]	Herc Holdings Inc.	6.625%	6/15/29	100	101
	Honeywell International Inc.	4.750%	2/1/32	6,280	6,172
[10]	Honeywell International Inc.	3.750%	3/1/36	400	415
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	7,548	7,559
	Ingersoll Rand Inc.	5.197%	6/15/27	900	910
	Ingersoll Rand Inc.	5.176%	6/15/29	550	555
	Ingersoll Rand Inc.	5.314%	6/15/31	1,000	1,010
[8]	JetBlue Airways Corp.	9.875%	9/20/31	265	282
[10]	Johnson Controls International plc	3.125%	12/11/33	800	811
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,098
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	2,011
	Lockheed Martin Corp.	5.200%	2/15/64	14,173	13,107
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	25,919	26,085
[5,10]	Motability Operations Group plc	3.500%	7/17/31	3,100	3,250
[5,10]	Motability Operations Group plc	3.875%	1/24/34	2,100	2,228
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,356
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,910
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,253
	Northrop Grumman Corp.	5.200%	6/1/54	5,871	5,447
	Parker-Hannifin Corp.	3.250%	6/14/29	15,270	14,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	5,745
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	130
	RTX Corp.	6.050%	6/1/36	2,879	3,004
	RTX Corp.	4.875%	10/15/40	8,738	8,033
	RTX Corp.	4.050%	5/4/47	2,000	1,570
[5]	Ryder System Inc.	5.300%	3/15/27	2,740	2,767
	Southwest Airlines Co.	2.625%	2/10/30	2,250	1,991
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	164
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	193
[8]	Terex Corp.	6.250%	10/15/32	71	70
[10]	Timken Co.	4.125%	5/23/34	1,900	1,967
[8]	TopBuild Corp.	3.625%	3/15/29	110	100
[8]	TopBuild Corp.	4.125%	2/15/32	310	274
[8]	TransDigm Inc.	6.750%	8/15/28	120	121
[8]	TransDigm Inc.	6.375%	3/1/29	414	415
[8]	TransDigm Inc.	6.875%	12/15/30	225	229
[8]	TransDigm Inc.	7.125%	12/1/31	235	241
[8]	TransDigm Inc.	6.625%	3/1/32	9	9
[8]	Triumph Group Inc.	9.000%	3/15/28	143	149
	Union Pacific Corp.	3.250%	2/5/50	33	22
	Union Pacific Corp.	3.839%	3/20/60	1,000	714
[8]	United Airlines Inc.	4.375%	4/15/26	553	543
[8]	United Airlines Inc.	4.625%	4/15/29	874	831
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	550	562
	Waste Management Inc.	5.350%	10/15/54	9,376	8,991
[8]	WESCO Distribution Inc.	6.375%	3/15/29	180	182
[8]	WESCO Distribution Inc.	6.625%	3/15/32	145	147
					266,499
Materials (0.9%)
[8]	Anglo American Capital plc	4.500%	3/15/28	1,691	1,658
[5]	Antofagasta plc	2.375%	10/14/30	6,351	5,321
[8]	Antofagasta plc	6.250%	5/2/34	900	913
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	310	266
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	57
	Ball Corp.	2.875%	8/15/30	291	249
	Ball Corp.	3.125%	9/15/31	300	254
[8]	Big River Steel LLC	6.625%	1/31/29	354	354
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	1,044	953
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,360	1,146
[5]	Braskem Netherlands Finance BV	5.875%	1/31/50	2,540	1,735
[8]	Canpack SA	3.875%	11/15/29	885	799
[10]	Celanese US Holdings LLC	4.777%	7/19/26	4,200	4,406
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,115
[8]	Chemours Co.	4.625%	11/15/29	865	752
[8]	Chemours Co.	8.000%	1/15/33	35	34
[8]	Cleveland-Cliffs Inc.	7.000%	3/15/32	315	309
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/33	350	344
	Dow Chemical Co.	5.600%	2/15/54	9,935	9,372
	Eastman Chemical Co.	4.500%	12/1/28	2,138	2,098
[8]	Element Solutions Inc.	3.875%	9/1/28	262	248
	FMC Corp.	5.150%	5/18/26	4,605	4,610
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	608
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	140
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	195
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	779
[8]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	193
	Linde Inc.	2.000%	8/10/50	1,000	520
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,898
[8]	Magnera Corp.	7.250%	11/15/31	125	122
	Martin Marietta Materials Inc.	5.500%	12/1/54	12,264	11,565
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	85	90
[8]	Novelis Corp.	4.750%	1/30/30	357	331
[8]	Novelis Corp.	3.875%	8/15/31	333	287
	Nucor Corp.	3.850%	4/1/52	1,500	1,111
	Nutrien Ltd.	5.950%	11/7/25	1,795	1,812
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,303
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	30	28
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	65	66
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	118	115
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	125	120
[8]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	290	290
[8]	Sealed Air Corp.	6.125%	2/1/28	40	40
[8]	Sealed Air Corp.	5.000%	4/15/29	115	111
[8]	Sealed Air Corp.	7.250%	2/15/31	85	88
[5]	Sherwin-Williams Co.	4.550%	3/1/28	13,860	13,759
	Sherwin-Williams Co.	4.500%	6/1/47	310	260
[8]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	2,990	2,988
[8]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,388
[8]	Smurfit Westrock Financing DAC	5.418%	1/15/35	7,600	7,558
[8]	SNF Group SACA	3.125%	3/15/27	155	146
[8]	SNF Group SACA	3.375%	3/15/30	425	372
	Southern Copper Corp.	3.875%	4/23/25	9,655	9,617
[8]	Summit Materials LLC	7.250%	1/15/31	55	58
	Vulcan Materials Co.	4.950%	12/1/29	2,942	2,932
	Vulcan Materials Co.	5.700%	12/1/54	3,524	3,426
[8]	WR Grace Holdings LLC	5.625%	8/15/29	70	65
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	56
	WRKCo Inc.	3.375%	9/15/27	3,761	3,620
	WRKCo Inc.	4.000%	3/15/28	2,145	2,079
					113,658
Real Estate (0.7%)
	Agree LP	2.000%	6/15/28	1,120	1,014
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,249
	American Tower Corp.	3.650%	3/15/27	4,000	3,903
	American Tower Corp.	3.700%	10/15/49	1,500	1,080
[5,10]	Aroundtown SA	0.000%	7/16/26	1,600	1,581
[5,10]	Aroundtown SA	1.450%	7/9/28	900	863
[5,10]	Aroundtown SA	4.800%	7/16/29	3,300	3,535
[5,11]	Aroundtown SA	3.625%	4/10/31	300	322
	Crown Castle Inc.	4.450%	2/15/26	310	309
	Crown Castle Inc.	4.750%	5/15/47	700	592
	Crown Castle Inc.	5.200%	2/15/49	200	178
[10]	Digital Dutch Finco BV	1.500%	3/15/30	2,500	2,362
[10]	Digital Dutch Finco BV	1.250%	2/1/31	1,800	1,637
[10]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	1,921
	Digital Realty Trust LP	3.600%	7/1/29	200	189
	ERP Operating LP	4.500%	7/1/44	3,385	2,910
	Essex Portfolio LP	4.500%	3/15/48	920	759
	Extra Space Storage LP	5.700%	4/1/28	3,000	3,062
	Extra Space Storage LP	5.900%	1/15/31	5,440	5,611
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,720
	Healthcare Realty Holdings LP	3.875%	5/1/25	775	768
	Highwoods Realty LP	2.600%	2/1/31	6,082	5,067
	Highwoods Realty LP	7.650%	2/1/34	7,143	7,930
[10]	ICADE	1.750%	6/10/26	800	815
[8]	Iron Mountain Inc.	6.250%	1/15/33	170	170
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,369
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,762
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,203
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	420	396
[8]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	215	221
[10]	Mercialys SA	4.000%	9/10/31	700	729
	MPT Operating Partnership LP	3.500%	3/15/31	575	365
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	200
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,045	6,500
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	85	86
[8]	Pebblebrook Hotel LP	6.375%	10/15/29	45	44
[10]	Prologis Euro Finance LLC	1.000%	2/16/41	500	339
[5,10]	Prologis Euro Finance LLC	4.250%	1/31/43	300	320
[5,10]	Prologis International Funding II SA	4.625%	2/21/35	700	776
	Prologis LP	5.250%	3/15/54	5,796	5,409
[10]	Realty Income Corp.	4.875%	7/6/30	1,400	1,552
[8]	RHP Hotel Properties LP	6.500%	4/1/32	80	80
	Sabra Health Care LP	3.900%	10/15/29	4,686	4,380
	Sabra Health Care LP	3.200%	12/1/31	9,080	7,791
	SBA Communications Corp.	3.125%	2/1/29	170	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Service Properties Trust	5.500%	12/15/27	105	98
	Service Properties Trust	8.375%	6/15/29	175	169
[8]	Starwood Property Trust Inc.	7.250%	4/1/29	40	41
[8]	Starwood Property Trust Inc.	6.000%	4/15/30	190	186
[5]	UDR Inc.	2.950%	9/1/26	185	179
[5,10]	Unibail-Rodamco-Westfield SE	2.000%	4/28/36	500	427
[8]	VICI Properties LP	4.625%	6/15/25	641	638
[10]	Vonovia SE	1.500%	6/14/41	400	282
	Weyerhaeuser Co.	6.950%	10/1/27	1,071	1,131
[10]	WP Carey Inc.	3.700%	11/19/34	700	714
[8]	XHR LP	4.875%	6/1/29	60	57
[8]	XHR LP	6.625%	5/15/30	65	65
					94,209
Technology (2.1%)
[8]	Atkore Inc.	4.250%	6/1/31	90	80
	Atlassian Corp.	5.250%	5/15/29	3,860	3,886
[8]	Block Inc.	6.500%	5/15/32	285	288
[8]	Boost Newco Borrower LLC	7.500%	1/15/31	75	79
	Broadcom Inc.	4.150%	2/15/28	14,520	14,274
	Broadcom Inc.	4.350%	2/15/30	14,780	14,371
	Broadcom Inc.	4.150%	11/15/30	4,650	4,452
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	4,964
	Cadence Design Systems Inc.	4.300%	9/10/29	5,405	5,297
[8]	Central Parent Inc.	7.250%	6/15/29	55	54
[8]	Central Parent LLC	8.000%	6/15/29	40	41
[8]	Cloud Software Group Inc.	6.500%	3/31/29	355	348
[8]	Cloud Software Group Inc.	8.250%	6/30/32	145	150
	Cotiviti Corp.	7.625%	5/1/31	80	80
	Dell International LLC	4.900%	10/1/26	12,457	12,487
	Dell International LLC	6.100%	7/15/27	500	515
	Dell International LLC	4.350%	2/1/30	26,182	25,337
	Dell International LLC	6.200%	7/15/30	2,051	2,150
	Dell International LLC	8.350%	7/15/46	831	1,054
[8]	Diebold Nixdorf Inc.	7.750%	3/31/30	55	56
[8]	Ellucian Holdings Inc.	6.500%	12/1/29	130	130
[8]	Entegris Inc.	5.950%	6/15/30	865	856
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	27,085	26,787
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	3,664	3,570
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	7,865	7,402
[8]	Imola Merger Corp.	4.750%	5/15/29	260	247
	Intel Corp.	2.450%	11/15/29	26,671	23,390
	Intel Corp.	2.000%	8/12/31	3,308	2,663
	Intel Corp.	5.200%	2/10/33	5,122	4,947
	Intel Corp.	4.900%	8/5/52	5,790	4,558
	Intel Corp.	5.700%	2/10/53	10,356	9,159
	Intel Corp.	5.600%	2/21/54	2,988	2,620
	Intel Corp.	5.900%	2/10/63	1,490	1,337
[8]	McAfee Corp.	7.375%	2/15/30	130	127
	Microchip Technology Inc.	4.900%	3/15/28	4,394	4,378
	Microchip Technology Inc.	5.050%	2/15/30	5,334	5,299
	NXP BV	3.250%	5/11/41	2,350	1,714
	Oracle Corp.	2.650%	7/15/26	298	289
	Oracle Corp.	2.300%	3/25/28	3,315	3,065
[5]	Oracle Corp.	4.200%	9/27/29	47,955	46,298
	Oracle Corp.	3.850%	7/15/36	3,430	2,936
	Oracle Corp.	3.600%	4/1/40	1,300	1,014
	Oracle Corp.	3.650%	3/25/41	2,250	1,746
	Oracle Corp.	3.950%	3/25/51	1,610	1,189
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/31	65	64
[8]	Rocket Software Inc.	9.000%	11/28/28	80	83
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	74
	Texas Instruments Inc.	5.050%	5/18/63	8,800	7,912
[8]	UKG Inc.	6.875%	2/1/31	140	142
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	3,945
	VMware LLC	1.800%	8/15/28	6,520	5,848
	VMware LLC	4.700%	5/15/30	500	490
	VMware LLC	2.200%	8/15/31	6,140	5,092
					269,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (3.1%)
	AEP Texas Inc.	5.450%	5/15/29	5,445	5,518
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,792
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,024
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	899
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,084
	AES Corp.	5.450%	6/1/28	3,990	4,011
[8]	Alpha Generation LLC	6.750%	10/15/32	35	35
[5]	Appalachian Power Co.	4.500%	3/1/49	500	400
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,197
	Atmos Energy Corp.	5.000%	12/15/54	12,300	11,050
[8]	Calpine Corp.	4.500%	2/15/28	260	249
[8]	Calpine Corp.	5.125%	3/15/28	133	129
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	992
	CenterPoint Energy Inc.	5.250%	8/10/26	27,000	27,202
	CenterPoint Energy Inc.	4.250%	11/1/28	319	308
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,346
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	530	507
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	19
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,005
[5]	Colbun SA	3.950%	10/11/27	9,645	9,272
	Commonwealth Edison Co.	3.800%	10/1/42	685	540
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	365
	Commonwealth Edison Co.	5.300%	2/1/53	3,110	2,930
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	204
	Connecticut Light & Power Co.	4.000%	4/1/48	307	241
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,625
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,103
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	11,386
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	394
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	460
	DTE Energy Co.	4.875%	6/1/28	4,200	4,186
	DTE Energy Co.	2.950%	3/1/30	1,000	897
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	872
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	520
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	244
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,291
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	1,970
	Duke Energy Corp.	3.300%	6/15/41	500	366
	Duke Energy Corp.	3.500%	6/15/51	500	338
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,316
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	9,491
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,781
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,009
[5,10]	E.ON SE	4.125%	3/25/44	900	943
	Edison International	5.250%	3/15/32	17,180	16,998
[5,10]	Engie SA	4.000%	1/11/35	1,600	1,713
[5,10]	Engie SA	4.250%	1/11/43	600	635
	Entergy Louisiana LLC	4.200%	9/1/48	500	397
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,256
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,298
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,254
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,324
	Exelon Corp.	4.050%	4/15/30	400	381
	Exelon Corp.	5.100%	6/15/45	1,000	904
	Exelon Corp.	4.450%	4/15/46	1,000	831
	Exelon Corp.	4.100%	3/15/52	1,400	1,064
	Exelon Corp.	5.600%	3/15/53	3,880	3,735
[8]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	4,708	4,625
	FirstEnergy Corp.	2.650%	3/1/30	1,296	1,149
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,229
[8]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	1,640	1,644
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	6,037
[8]	FirstEnergy Transmission LLC	4.550%	1/15/30	9,930	9,663
	Georgia Power Co.	5.125%	5/15/52	1,920	1,781
[8]	Jersey Central Power & Light Co.	5.100%	1/15/35	7,280	7,101
[5]	Kallpa Generacion SA	4.875%	5/24/26	2,746	2,719
[5]	Kallpa Generacion SA	4.125%	8/16/27	3,662	3,533
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	13,801
	National Grid plc	5.602%	6/12/28	5,720	5,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,10]	National Grid plc	4.275%	1/16/35	900	977
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	169
	Nevada Power Co.	6.000%	3/15/54	4,250	4,338
[8]	Niagara Mohawk Power Corp.	5.664%	1/17/54	4,520	4,379
	NiSource Inc.	5.250%	3/30/28	2,670	2,692
	NiSource Inc.	5.200%	7/1/29	14,420	14,521
[8]	NRG Energy Inc.	6.250%	11/1/34	70	69
	OGE Energy Corp.	5.450%	5/15/29	1,120	1,137
	Oglethorpe Power Corp.	6.200%	12/1/53	3,500	3,597
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,965
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	937
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,700	8,839
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,567
	Pacific Gas & Electric Co.	6.150%	1/15/33	3,260	3,384
	Pacific Gas & Electric Co.	4.500%	7/1/40	8,242	7,099
	Pacific Gas & Electric Co.	4.750%	2/15/44	930	792
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	803
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,300	1,416
[8]	Pattern Energy Operations LP	4.500%	8/15/28	35	33
	PECO Energy Co.	4.150%	10/1/44	1,515	1,244
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	580
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	742
	Public Service Co. of Colorado	4.050%	9/15/49	500	383
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	245
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	655
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	368
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	20,735
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	2,086	1,916
	Sempra	6.625%	4/1/55	17,690	17,657
[5,10]	Severn Trent Utilities Finance plc	4.000%	3/5/34	2,800	2,962
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,448
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,744
	Southern California Edison Co.	5.450%	6/1/31	11,600	11,781
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,552
	Southern California Edison Co.	4.000%	4/1/47	615	473
[5]	Southern Co.	3.700%	4/30/30	700	657
	Southern Co.	4.400%	7/1/46	350	289
	Union Electric Co.	3.900%	9/15/42	454	363
	Union Electric Co.	4.000%	4/1/48	910	704
	Union Electric Co.	3.900%	4/1/52	1,500	1,146
	Union Electric Co.	5.450%	3/15/53	6,620	6,327
[5,10]	United Utilities Water Finance plc	3.750%	5/23/34	3,200	3,324
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	836
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	940
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	373
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,720
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	9,456
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	529
[8]	Vistra Operations Co. LLC	5.050%	12/30/26	8,150	8,157
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	90	90
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	50	52
[8]	Vistra Operations Co. LLC	6.875%	4/15/32	90	92
[11]	Yorkshire Water Finance plc	1.750%	11/26/26	5,364	6,241
[5,11]	Yorkshire Water Finance plc	2.750%	4/18/41	2,100	1,673
					393,582
Total Corporate Bonds (Cost $3,918,536)					3,816,380
Floating Rate Loan Interests (0.0%)
[9]	AAdvantage Loyalty IP Ltd. First Lien Initial Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	506	519
[9]	Alpha Generation LLC First Lien Initial Term Loan B, TSFR1M + 2.750%	7.107%	9/30/31	50	50
[9]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.689%	5/10/27	89	89
[9]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.579%	7/6/29	110	108
[9]	Champ Acquisition Corp. First Lien Initial Term Loan, TSFR1M + 4.500%	8.857%	11/7/31	10	10
[9]	Cloud Software Group Inc. First Lien Incremental Term Loan B, TSFR3M + 3.750%	8.309%	3/21/31	55	55
[9]	Cloud Software Group Inc. First Lien Initial Term Loan B, TSFR3M + 3.500%	8.104%	3/30/29	6	7
[9]	Ellucian Holdings Inc. Second Lien Initial Term Loan, TSFR1M + 4.750%	9.107%	11/15/32	65	66
[9]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.357%	4/23/31	160	161
[9]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.892%	7/21/28	410	410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Frontier Communications Holdings LLC First Lien Refinancing Term Loan, TSFR6M + 3.500%	8.763%	7/1/31	45	45
[9]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.764%	11/4/31	115	115
[9]	Grant Thornton Advisors LLC First Lien Term Loan B, TSFR12M + 2.750%	7.055%	6/2/31	28	29
[9]	HUB International Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	7.367%	6/20/30	35	35
[9]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.370%	3/1/29	176	176
[9]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.607%	10/23/28	243	243
[9]	Raven Acquisition Holdings LLC First Lien Initial Term Loan, TSFR1M + 3.250%	7.607%	10/24/31	56	56
[9]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 4.250%	8.823%	11/28/28	45	45
[9]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.079%	11/6/28	908	911
[9]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.079%	5/6/32	13	14
[9]	UFC Holdings LLC First Lien Term Loan B-4, TSFR3M + 2.250%	6.770%	11/14/31	65	65
Total Floating Rate Loan Interests (Cost $3,168)					3,209
Sovereign Bonds (17.6%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	14,270	14,425
	Agence Francaise de Developpement EPIC	4.000%	6/15/27	121,400	120,475
[5]	Asian Development Bank	3.625%	8/28/29	47,483	45,844
[5,10,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	6,575	6,987
[5]	Bermuda	3.717%	1/25/27	15,639	15,129
[5]	Bermuda	4.750%	2/15/29	9,680	9,439
[5,8]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	33,472	33,244
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	60,542	61,615
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	42,369	43,156
[5,8]	CDP Financial Inc.	4.875%	6/5/29	41,173	41,522
[5,8]	Central American Bank for Economic Integration	5.000%	1/25/27	37,450	37,592
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	2,224	2,232
	Corp. Andina de Fomento	4.125%	1/7/28	26,965	26,547
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	43,757
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	865	798
[5]	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	12,900	12,809
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	24,955	23,914
[5,8,14]	Development Bank of Japan Inc.	4.625%	4/10/29	9,400	9,378
[5]	Dominican Republic	6.875%	1/29/26	4,164	4,197
[5]	Dominican Republic	5.950%	1/25/27	6,385	6,349
	Ecopetrol SA	8.625%	1/19/29	9,754	10,338
	Ecopetrol SA	6.875%	4/29/30	1,126	1,101
	Ecopetrol SA	4.625%	11/2/31	1,233	1,018
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,014
[5,8]	Electricite de France SA	6.250%	5/23/33	4,295	4,499
[5]	Eskom Holdings SOC Ltd.	7.125%	2/11/25	24,069	24,024
	European Investment Bank	3.750%	11/15/29	126,953	123,022
[5,10]	European Investment Bank	2.875%	10/15/31	25,499	27,006
[5,10]	European Investment Bank	2.625%	9/4/34	47,623	48,806
[5,10]	European Union	2.750%	10/5/26	162,739	170,097
[5,10]	European Union	0.300%	11/4/50	41,296	21,303
	Federative Republic of Brazil	4.250%	1/7/25	21,725	21,723
	Federative Republic of Brazil	3.875%	6/12/30	1,405	1,235
[10]	Free and Hanseatic City of Hamburg	2.375%	10/2/29	44,202	45,524
[8,10]	Hellenic Republic	3.375%	6/15/34	54,860	57,602
[8,10]	Hellenic Republic	4.125%	6/15/54	12,834	13,822
[5,8]	International Development Association	4.375%	11/27/29	105,270	104,557
[5,15]	Japan	1.200%	6/20/53	2,394,200	11,949
[5,15]	Japan	2.200%	6/20/54	2,394,200	15,049
[5,8]	Japan Finance Organization for Municipalities	5.000%	4/23/29	35,744	36,076
[14]	Japan International Cooperation Agency	4.750%	5/21/29	12,994	13,019
[5,16]	KFW	4.000%	11/5/26	78,920	78,487
[16]	KFW	3.500%	8/27/27	104,558	102,337
[8]	Kingdom of Belgium	4.875%	6/10/55	27,264	25,563
[5]	Kingdom of Morocco	6.500%	9/8/33	200	206
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	2,583	2,577
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	23,180	23,354
[5,17]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	9,203	9,270
[5]	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	22,126	21,978
[5]	Oman Government Bond	4.750%	6/15/26	31,535	31,201
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	195
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	538
[5,8]	Ontario Teachers' Finance Trust	4.625%	4/10/29	19,070	19,005
[5]	Paraguay Government Bond	4.700%	3/27/27	2,000	1,960
[5]	Pertamina Persero PT	1.400%	2/9/26	2,000	1,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	606	607
[5]	Petroleos del Peru SA	4.750%	6/19/32	600	451
[5]	Petroleos del Peru SA	5.625%	6/19/47	975	624
	Petroleos Mexicanos	6.875%	10/16/25	14,825	14,779
	Petroleos Mexicanos	4.500%	1/23/26	18,871	18,168
	Petroleos Mexicanos	6.500%	3/13/27	21,330	20,606
	Province of Quebec	4.500%	4/3/29	54,283	54,026
[10]	Republic of Bulgaria	3.625%	9/5/32	30,000	31,734
	Republic of Bulgaria	5.000%	3/5/37	1	1
	Republic of Chile	3.125%	1/21/26	7,050	6,906
[5]	Republic of Chile	2.750%	1/31/27	57,867	55,146
[5]	Republic of Colombia	3.000%	1/30/30	16,254	13,531
[5]	Republic of Colombia	3.125%	4/15/31	1,878	1,491
[5]	Republic of Colombia	7.750%	11/7/36	17,373	16,962
[5]	Republic of Colombia	4.125%	2/22/42	11,854	7,465
[5]	Republic of Colombia	5.200%	5/15/49	3,580	2,403
[5]	Republic of Guatemala	4.500%	5/3/26	1,569	1,537
[5]	Republic of Guatemala	4.375%	6/5/27	6,109	5,862
[10]	Republic of Iceland	3.500%	3/21/34	29,403	31,740
[5,10]	Republic of Indonesia	3.375%	7/30/25	26,800	27,705
[10]	Republic of Indonesia	1.450%	9/18/26	3,000	3,006
[5]	Republic of Indonesia	4.150%	9/20/27	8,169	7,980
	Republic of Indonesia	3.500%	1/11/28	7,152	6,818
[5]	Republic of Indonesia	4.550%	1/11/28	2,800	2,754
[10]	Republic of Lithuania	3.500%	7/3/31	10,560	11,283
	Republic of Panama	8.125%	4/28/34	780	822
[5]	Republic of Paraguay	5.000%	4/15/26	15,246	15,129
[5]	Republic of Peru	2.392%	1/23/26	4,409	4,277
	Republic of Peru	2.844%	6/20/30	14,240	12,519
[5]	Republic of Peru	2.783%	1/23/31	36,968	31,519
[5]	Republic of Peru	5.375%	2/8/35	25,266	24,219
[5]	Republic of Poland	5.750%	11/16/32	3,800	3,874
[5,8]	Republic of South Africa	7.950%	11/19/54	8,930	8,553
	Republic of the Philippines	3.229%	3/29/27	7,356	7,089
	Republic of the Philippines	3.000%	2/1/28	1,798	1,690
	Republic of the Philippines	1.648%	6/10/31	5,108	4,105
[5]	Saudi Arabian Oil Co.	1.625%	11/24/25	17,286	16,804
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	10,800	10,142
[5,10]	Societe Des Grands Projets EPIC	0.700%	10/15/60	12,500	4,953
[5,18]	Southern Gas Corridor CJSC	6.875%	3/24/26	32,468	32,815
[5]	State of Israel	5.375%	3/12/29	5,930	5,910
[5]	State of Israel	4.500%	1/17/33	3,575	3,277
	United Mexican States	4.150%	3/28/27	3,380	3,303
[5]	United Mexican States	5.000%	5/7/29	428	413
[5]	United Mexican States	4.750%	4/27/32	4,555	4,127
[5]	United Mexican States	4.875%	5/19/33	19,590	17,524
[5,19]	United Mexican States	7.500%	5/26/33	328,800	13,323
[5,19]	United Mexican States	7.750%	11/23/34	146,200	5,851
[5]	United Mexican States	6.350%	2/9/35	10,716	10,461
[10]	Ville de Paris	3.750%	6/22/48	16,400	16,761
Total Sovereign Bonds (Cost $2,276,790)					2,238,825
Taxable Municipal Bonds (0.0%)
	Houston TX GO	6.290%	3/1/32	1,340	1,404
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	554
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	454
Total Taxable Municipal Bonds (Cost $2,757)					2,412
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[20]	Vanguard Market Liquidity Fund (Cost $208,370)	4.466%		2,083,797	208,380

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
10-Year U.S. Treasury Note Futures Contracts	1/24/25	394	$109.00	42,946	228
10-Year U.S. Treasury Note Futures Contracts	1/24/25	394	111.00	43,734	43
					271
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.550% Annually	BNPSW	4/10/25	3.550%	165,000	1,757
Total Options Purchased (Cost $1,210)					2,028
Total Investments (101.1%) (Cost $13,212,208)					12,903,025
Other Assets and Liabilities—Net (-1.1%)					(138,200)
Net Assets (100%)					12,764,825
Cost is in $000.
1	Securities with a value of $25,513,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $28,667,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $235,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Securities with a value of $259,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2024.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $1,433,689,000, representing 11.2% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Poland.
14	Guaranteed by the Government of Japan.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Federal Republic of Germany.
17	Guaranteed by the Republic of Hungary.
18	Guaranteed by the Republic of Azerbaijan.
19	Face amount denominated in Mexican pesos.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.

Other Financial Instruments as of Period End

Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)

Grant Thornton Advisors LLC	3	3	—	—
Raven Acquisition Holdings LLC	4	4	—	—

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	1/24/25	788	$110.00	86,680	(197)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.575% Annually	NGFP	9/27/34	3.575%	21,000	(1,480)

Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.700% Annually	BNPSW	4/10/25	3.700%	247,500	(2,075)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.575% Annually	NGFP	9/27/34	3.575%	21,000	(2,136)
					(4,211)
					(5,691)
Total Options Written (Premiums Received $4,949)					(5,888)
BNPSW—BNP Paribas.
NGFP—Nomura Global Financial Products Inc.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2025	575	62,531	(43)
Long Gilt	March 2025	147	17,006	(701)
Ultra 10-Year U.S. Treasury Note	March 2025	3,075	342,286	(3,213)
Ultra Long U.S. Treasury Bond	March 2025	323	38,407	18
				(3,939)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2025	(2,260)	(464,677)	(253)
5-Year U.S. Treasury Note	March 2025	(922)	(98,013)	32
10-Year Japanese Government Bond	March 2025	(137)	(123,552)	450

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
AUD 3-Year Treasury Bond	March 2025	(106)	(6,965)	26
AUD 10-Year Treasury Bond	March 2025	(81)	(5,659)	93
Euro-Bobl	March 2025	(662)	(80,821)	1,008
Euro-Bund	March 2025	(1,775)	(245,347)	6,258
Euro-Buxl	March 2025	(546)	(75,040)	4,830
Euro-OAT	March 2025	(250)	(31,956)	722
Euro-Schatz	March 2025	(2,070)	(229,398)	923
Long U.S. Treasury Bond	March 2025	(103)	(11,726)	1
				14,090
				10,151

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	3/19/25	EUR	2,752	USD	2,870	—	(9)
Toronto-Dominion Bank	3/19/25	EUR	1,486	USD	1,551	—	(7)
Bank of Montreal	3/19/25	MXN	91,028	USD	4,459	—	(147)
HSBC Bank plc	1/29/25	USD	5,461	AUD	8,418	250	—
Toronto-Dominion Bank	3/19/25	USD	2,124	CHF	1,888	25	—
Royal Bank of Canada	3/19/25	USD	757,551	EUR	725,978	3,063	—
State Street Bank & Trust Co.	3/19/25	USD	6,762	EUR	6,514	—	(8)
State Street Bank & Trust Co.	3/19/25	USD	907	EUR	870	3	—
Toronto-Dominion Bank	3/19/25	USD	738	EUR	706	4	—
Standard Chartered Bank	3/19/25	USD	328	EUR	315	1	—
Wells Fargo Bank N.A.	2/4/25	USD	42,131	GBP	33,618	57	—
Société Generale	3/19/25	USD	27,564	JPY	4,287,046	78	—
State Street Bank & Trust Co.	3/19/25	USD	19,624	MXN	401,203	621	—
Royal Bank of Canada	3/19/25	USD	439	NZD	778	3	—
						4,105	(171)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	172,000	5.000	13,540	781

Credit Protection Purchased
iTraxx Europe Crossover-S42-V1	12/20/29	EUR	181,500	(5.000)	(15,124)	1,097
						1,878
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	2	(3)	5	—

Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	8,200[2]	(1.000)	(211)	(120)	—	(91)
Malaysia	12/20/29	GSI	11,440	(1.000)	(269)	(314)	45	—
Republic of Colombia	12/20/29	BANA	29,450	(1.000)	1,463	1,262	201	—
Standard Chartered plc	12/20/28	MSCS	1,200[2]	(1.000)	(25)	(6)	—	(19)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(25)	87	—	(112)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(20)	48	—	(68)
					913	957	246	(290)
					915	954	251	(290)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $3,115,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/12/25	N/A	325,000[1]	4.151[2]	(4.490)[3]	(182)	(146)
12/12/26	N/A	165,000[1]	4.490[3]	(3.967)[2]	405	387
12/31/26	3/3/25[4]	130,600[1]	4.010[2]	(0.000)[3]	(73)	(73)
8/30/27	N/A	113,800[1]	4.490[3]	(3.476)[2]	2,216	2,216
5/14/28	5/14/27[4]	915,287[1]	3.871[5]	(0.000)[6]	(1,107)	(1,107)
5/17/28	5/17/27[4]	328,008[1]	3.715[5]	(0.000)[6]	(850)	(850)
10/15/28	10/15/27[4]	143,500[1]	3.376[2]	(0.000)[3]	(787)	(787)
5/31/29	3/3/25[4]	80,200[1]	3.851[2]	(0.000)[3]	(524)	(524)
5/31/29	3/3/25[4]	30,000[1]	4.005[2]	(0.000)[3]	—	—
5/31/29	3/3/25[4]	29,800[1]	4.015[2]	(0.000)[3]	(6)	(6)
7/5/29	N/A	49,200[1]	2.530[5]	(0.000)[7]	301	301
7/5/29	N/A	45,390[1]	2.525[5]	(0.000)[7]	267	267
7/5/29	N/A	45,380[1]	2.523[5]	(0.000)[7]	262	262
7/10/29	N/A	57,890[1]	2.491[5]	(0.000)[7]	240	240
7/10/29	N/A	50,370[1]	2.484[5]	(0.000)[7]	193	193
7/15/29	N/A	50,355[1]	2.420[5]	(0.000)[7]	36	36
7/18/29	N/A	50,355[1]	2.449[5]	(0.000)[7]	99	99
7/19/29	N/A	50,355[1]	2.437[5]	(0.000)[7]	70	70
8/1/29	N/A	50,350[1]	2.394[5]	(0.000)[7]	(52)	(52)
8/5/29	N/A	50,361[1]	2.363[5]	(0.000)[7]	(131)	(131)
11/7/29	N/A	70,000[1]	2.495[5]	(0.000)[7]	80	80
5/14/34	5/14/29[4]	214,273[1]	0.000[3]	(3.961)[2]	1,069	1,069
5/17/34	5/17/29[4]	76,250[1]	0.000[3]	(3.841)[2]	729	729

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
8/15/34	3/3/25[4]	28,800[1]	0.000[3]	(3.789)[2]	602	602
10/15/34	10/15/29[4]	32,900[1]	0.000[3]	(3.614)[2]	601	601
3/19/35	3/19/25[4]	32,600[8]	3.500[9]	(0.000)[10]	3,923	(937)
10/2/44	10/2/34[4]	2,070[1]	0.000[3]	(3.575)[2]	66	66
7/5/54	N/A	10,830[1]	0.000[7]	(2.522)[5]	(263)	(263)
7/5/54	N/A	10,000[1]	0.000[7]	(2.519)[5]	(238)	(238)
7/5/54	N/A	9,990[1]	0.000[7]	(2.524)[5]	(247)	(247)
7/10/54	N/A	12,450[1]	0.000[7]	(2.510)[5]	(272)	(272)
7/10/54	N/A	10,830[1]	0.000[7]	(2.499)[5]	(213)	(213)
7/15/54	N/A	10,835[1]	0.000[7]	(2.469)[5]	(147)	(147)
7/18/54	N/A	10,825[1]	0.000[7]	(2.501)[5]	(215)	(215)
7/19/54	N/A	10,835[1]	0.000[7]	(2.482)[5]	(174)	(174)
8/1/54	N/A	10,830[1]	0.000[7]	(2.454)[5]	(112)	(112)
8/5/54	N/A	10,825[1]	0.000[7]	(2.411)[5]	(20)	(20)
11/7/54	N/A	10,825[1]	0.000[7]	(2.434)[5]	(51)	(51)
					5,495	653
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Interest payment received/paid at maturity.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
8 Notional amount denominated in euro.
9 Interest payment received/paid semi-annually.
10 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2024, counterparties had deposited in segregated accounts securities with a value of $624,000 and cash of $250,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. The fund had no open options contracts on futures at December 31, 2024.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments, other financial instruments, and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,375,313	—	5,375,313
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,256,478	—	1,256,478
Corporate Bonds	—	3,816,380	—	3,816,380
Floating Rate Loan Interests	—	3,209	—	3,209
Sovereign Bonds	—	2,238,825	—	2,238,825
Taxable Municipal Bonds	—	2,412	—	2,412
Temporary Cash Investments	208,380	—	—	208,380
Options Purchased	271	1,757	—	2,028
Total	208,651	12,694,374	—	12,903,025

Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—

Derivative Financial Instruments
Assets
Futures Contracts[1]	14,361	—	—	14,361
Forward Currency Contracts	—	4,105	—	4,105
Swap Contracts	9,096[1]	251	—	9,347
Total	23,457	4,356	—	27,813
Liabilities
Options Written	(197)	(5,691)	—	(5,888)
Futures Contracts[1]	(4,210)	—	—	(4,210)
Forward Currency Contracts	—	(171)	—	(171)
Swap Contracts	(6,565)[1]	(290)	—	(6,855)
Total	(10,972)	(6,152)	—	(17,124)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.